Filed with the U.S. Securities and Exchange Commission on August 24, 2016
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 735	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 737	☒
(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609
Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103
It is proposed that this filing will become effective
☐	immediately upon filing pursuant to paragraph (b)
☒	on August 28, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 735 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended April 30, 2016, with respect to the Trust’s series: Logan Capital Large Cap Growth Fund, Logan Capital Long/Short Fund, Logan Capital International Fund, Logan Capital Small Cap Growth Fund and Logan Capital Large Cap Core Fund.

Logan Capital Funds

Logan Capital Large Cap Growth Fund
Institutional Class	LGNGX
Investor Class	LGNHX

Logan Capital Long/Short Fund
Institutional Class	LGNLX
Investor Class	LGNMX

Logan Capital International Fund
Institutional Class	Not available for purchase
Investor Class	Not available for purchase

Logan Capital Small Cap Growth Fund
Institutional Class	Not available for purchase
Investor Class	Not available for purchase

Logan Capital Large Cap Core Fund
Institutional Class	Not available for purchase
Investor Class	Not available for purchase

(Each a “Fund”, collectively the “Funds”)

Each Fund is a series of Advisors Series Trust (the “Trust”)

PROSPECTUS

August 28, 2016

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

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SUMMARY SECTION

Logan Capital Large Cap Growth Fund

Investment Objective
The Logan Capital Large Cap Growth Fund (the “Large Cap Growth Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.85%	0.85%
Total Annual Fund Operating Expenses	1.50%	1.75%
Less: Expense Reimbursement (1)	-0.26%	-0.26%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.24%	1.49%
(1)
Logan Capital Management, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Large Cap Growth Fund expenses in order to limit Total Annual Fund Operating Expenses After Expense Reimbursement (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.24% and 1.49% of average daily net assets of the Fund’s Institutional Class shares and Investor Class shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least August 27, 2017, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$126	$449	$794	$1,768
Investor Class	$152	$526	$925	$2,041

Portfolio Turnover
The Large Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
Under normal market conditions, the Large Cap Growth Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in large capitalization equity securities.  The Fund expects to invest principally in equity securities that are traded on U.S. securities exchanges.  For purposes of the Fund’s investments, large capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell 1000® Index.  As of the most recent reconstitution as of June 30, 2016, companies in the Russell 1000® Index had market capitalizations ranging from $1.16 billion to $515.6 billion.  Equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants, and may include securities of companies that are offered pursuant to an initial public offering (“IPO”).  The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.  Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including exchange-traded funds (“ETFs”), and may purchase and sell options on equities and stock indices with respect to 10% of its total assets.  The Fund may also sell securities short with respect to 10% of its total assets.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.

The Large Cap Growth Fund’s investment process is “bottom up” and focused on superior security selection.  The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis.  For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)
Macroeconomic analysis – To aid in security selection, the Advisor begins by analyzing macroeconomic factors including, but not limited to, trends in real gross domestic product (“GDP”) growth, short and long-term interest rates, yield curve, inflation, U.S. Federal Reserve Board actions, productivity gains and corporate cash flow.

2)
Fundamental analysis – Investment ideas are generated utilizing the Advisor’s proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Advisor an advantage when evaluating new opportunities.   Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3)
Technical Analysis – An evaluation that examines a stock’s pricing behavior and chart patterns to determine an uptrend or downtrend.  Factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, support and resistance levels and overbought and oversold levels.

The Advisor may sell a position when it no longer qualifies for purchase under at least two of the three independent components.

The Large Cap Growth Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the Large Cap Growth Fund.  The following risks could affect the value of your investment:

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•
Management Risk.  The Large Cap Growth Fund is an actively managed portfolio.  The Advisor’s management practices and investment strategies might not produce the desired results.  The Advisor may be incorrect in its assessment of a stock’s appreciation potential.

•
General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Equity Risk.  The equity securities held by the Large Cap Growth Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment.

•
Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

•
Investment Company Risk.  When the Large Cap Growth Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Foreign Securities and Emerging Markets Risk.  Foreign investments are subject to special risks.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.   Emerging markets are more volatile than the markets of developed countries.

•
Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Initial Public Offering Risk.  The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.

•
Short Sales Risk.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

•
Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Large Cap Growth Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if securities of companies in such a sector comprised a lesser portion of the Fund’s portfolio.

Performance
The following information provides some indication of the risks of investing in the Large Cap Growth Fund.  The bar chart shows the annual return for the Fund’s Institutional Class shares from year to year.  The table shows how the Fund’s Institutional Class and Investor Class average annual returns for one year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

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Calendar Year Total Return as of December 31 – Institutional Class*

* The Large Cap Growth Fund’s year-to-date return as of June 30, 2016 was -4.19%.

During the period of time shown in the bar chart, the Large Cap Growth Fund’s highest quarterly return was 12.50% for the quarter ended December 31, 2013, and the lowest quarterly return was -5.58% for the quarter ended September 30, 2015.

Average Annual Total Returns (For the periods ended December 31, 2015)	1 Year	Since Inception (6/28/2012)
Institutional Class
Return Before Taxes	7.34%	14.87%
Return After Taxes on Distributions	7.17%	14.73%
Return After Taxes on Distributions and Sale of Fund Shares	4.30%	11.76%
Investor Class
Return Before Taxes	7.06%	14.57%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	16.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.

Management

Investment Advisor	Portfolio Managers	Managed the Fund Since:
Logan Capital Management, Inc.	Al Besse, Principal Stephen S. Lee, Principal Dana H. Stewardson, Principal	2012 2012 2012

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Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Large Cap Growth Fund shares on any business day by written request via mail (Logan Capital Large Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-215-1200, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Institutional Class
All Accounts	$100,000	$50
Investor Class
Regular	$5,000	$50
Automatic Investment Plan	$5,000	$50
Coverdell Accounts	$2,000	$50
Retirement Accounts	$1,000	$50

Tax Information
The Large Cap Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Large Cap Growth Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Logan Capital Long/Short Fund

Investment Objective
The Logan Capital Long/Short Fund (the “Long/Short Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.40%	1.40%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short)	2.71%	2.58%
Interest Expense and Dividends on Securities Sold Short	1.11%	0.99%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses(1)	4.14%	4.26%
Less: Expense Reimbursement(2)	-1.26%	-1.25%
Total Annual Fund Operating Expenses After Expense Reimbursement	2.88%	3.01%
(1)
Total Annual Fund Operating Expenses do not correlate to the Ratio of Operating Expenses to Average Net Assets Before Reimbursements in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Long/Short Fund and does not include expenses attributed to acquired fund fees and expenses (“AFFE”).

(2)
Logan Capital Management, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Long/Short Fund expenses in order to limit Total Annual Fund Operating Expenses After Expense Reimbursement (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.74% and 1.99% of average daily net assets of the Fund’s Institutional Class shares and Investor Class shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least August 27, 2017, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Long/Short Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$291	$1,144	$2,011	$4,247
Investor Class	$304	$1,179	$2,068	$4,347

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Portfolio Turnover
The Long/Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Long/Short Fund employs a “long/short” investment strategy to attempt to achieve capital appreciation and manage risk by purchasing stocks believed by the Advisor to be undervalued and selling short stocks believed by the Advisor to be overvalued.  The Fund generally maintains a net long bias; however, the Fund will have at least some short exposure at all times.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  The net long exposure of the Fund (gross long exposures minus gross short exposures) is usually expected to be between 50% and 100%.  Under normal market conditions, the Fund invests primarily in equity securities that are traded on U.S. securities exchanges.  Equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants, and may include securities of companies that are offered pursuant to an initial public offering (“IPO”).  The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.  Additionally, the Fund may invest up to 50% of its total assets in other investment companies, including exchange-traded funds (“ETFs”), and may purchase and sell options on equities and stock indices with respect to 25% of its total assets.

The Long/Short Fund’s long investments follow the Advisor’s Core strategy that invests in large cap stocks the Advisor believes are financially sound that have high dividend yields and in large cap stocks of companies the Advisor believes are leaders in growing earnings.  The Core strategy is designed to deliver competitive risk-adjusted returns or “alpha,” a risk-adjusted measure of an investment’s performance, without extended risk.

With respect to the investment in earnings growth leaders, the Fund’s investment process is “bottom up” and focused on superior security selection.  The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis.  For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

With respect to investment in financially stable, high dividend yielding companies, the Advisor screens from a universe of all stocks traded on U.S. exchanges. Factors used to screen these companies include, but are not limited to, market capitalization, cash flow, financial leverage, modest valuations and price volatility.  The remaining companies are then further refined to include those companies with the highest dividend yield.  The Advisor may sell a position when it no longer qualifies for purchase under its buy discipline.

The Advisor has hired Waterloo International Advisors, LLC (“Waterloo” or “Sub-Advisor”) as a sub-advisor to manage the short portion of the Long/Short Fund.  The Fund’s short positions will generally range between 1% and 50% of the value of the net assets of the Fund.  The Fund’s short investment approach will involve a disciplined, methodical search for overvalued companies.  Such companies may be evidenced by high inventories or accounts receivable, decelerating sales growth, heavy insider selling or deteriorating technical factors.  To identify such companies, Waterloo carefully scrutinizes the quality of earnings, the proxy statement (background of directors and management, director or accountant resignations, litigation and related transactions), the balance sheet and footnotes (accounts receivable, inventories, other current assets, reserve levels, changes in amortization or depreciation schedules, off-balance sheet liabilities), and the income and cash-flow statements (margin trends, one-time gains or losses, tax rates).

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Additionally, Waterloo will consider the time horizon likely to be required for positions to become profitable.  Accordingly, Waterloo will seek to identify so-called “catalysts”, i.e., particular anticipated events or circumstances that are likely to accelerate the time frame in which the key flaw in the issuer will be reflected in its stock price.  By emphasizing catalysts, Waterloo will seek to avoid potential short situations that would require extensive holding periods and their attendant increased costs and risks.

Waterloo will seek to reduce, cover or close positions if the analytical basis for the original investment decision has become questionable or if there are other developments that create a lack of continuing analytic confidence in the position.  The Advisor expects that the Long/Short Fund’s active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Long/Short Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the Long/Short Fund.  The following risks could affect the value of your investment:

•
Management Risk.  The Long/Short Fund is an actively managed portfolio.  The Advisor’s or Sub-Advisor’s management practices and investment strategies might not produce the desired results.  The Advisor or Sub-Advisor may be incorrect in their assessment of a stock’s appreciation or depreciation potential.

•
Leverage Risk.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•
General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Equity Risk.  The equity securities held by the Long/Short Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment.

•
Short Sales Risk.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

•
Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

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•
Value Style Investment Risk.  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•
Investment Company Risk.  When the Long/Short Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Foreign Securities and Emerging Markets Risk.  Foreign investments are subject to special risks.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.  Emerging markets are more volatile than the markets of developed countries.

•
Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Initial Public Offering Risk.  The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Performance
The following information provides some indication of the risks of investing in the Long/Short Fund.  The bar chart shows the annual return for the Fund’s Investor Class shares from year to year.  The table shows how the Fund’s Investor Class average annual returns for one year and since inception compare with those of a broad measure of market performance and an index that reflects the types of securities in which the Fund invests.  Because the Institutional Class shares of the Fund did not commence operations prior to the date of this Prospectus, the following information shows the performance for the Investor Class shares of the Fund.  The performance for the Institutional Class shares would differ only to extent that the Institutional Class shares have different expenses than the Investor Class shares.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

Calendar Year Total Return as of December 31 – Investor Class*

* The Long/Short Fund’s year-to-date return as of June 30, 2016 was 0.66%

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During the period of time shown in the bar chart, the Long/Short Fund’s highest quarterly return was 9.58% for the quarter ended December 31, 2013, and the lowest quarterly return was -3.53% for the quarter ended June 30, 2013.

Average Annual Total Returns (For the periods ended December 31, 2015)	1 Year	Since Inception (9/28/2012)
Investor Class
Return Before Taxes	4.52%	7.08%
Return After Taxes on Distributions	4.09%	6.88%
Return After Taxes on Distributions and Sale of Fund Shares	2.85%	5.47%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	13.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Advisor	Portfolio Managers	Managed the Fund Since:
Logan Capital Management, Inc.	Al Besse, Principal Stephen S. Lee, Principal Dana H. Stewardson, Principal Marvin I. Kline, Managing Director Richard E. Buchwald, Managing Director	2012 2012 2012 2012 2012
Sub-Advisor	Portfolio Managers	Managed the Fund Since:
Waterloo International Advisors, LLC	Guy Judkowski, Managing Member David Schroll, Managing Member	2012 2012

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Long/Short Fund shares on any business day by written request via mail (Logan Capital Long/Short Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-215-1200, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

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Type of Account	To Open Your Account	To Add to Your Account
Institutional Class
All Accounts	$100,000	$50
Investor Class
Regular	$5,000	$50
Automatic Investment Plan	$5,000	$50
Coverdell Accounts	$2,000	$50
Retirement Accounts	$1,000	$50

Tax Information
The Long/Short Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Long/Short Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Logan Capital International Fund

Investment Objective
The Logan Capital International Fund (the “International Fund”) seeks long term growth of capital and income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)(1)	2.16%	2.16%
Shareholder Servicing Plan Fee	0.10%	0.10%
Total Annual Fund Operating Expenses	2.86%	3.11%
Less: Fee Waiver and Expense Reimbursement(2)	-1.61%	-1.61%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.25%	1.50%
(1)	Other expenses are based on estimated International Fund expenses for the current fiscal year.
(2)
Logan Capital Management, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay International Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.25% and 1.50% of average daily net assets of the Fund’s Institutional Class shares and Investor Class shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least August 27, 2017, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Institutional Class	$127	$734
Investor Class	$153	$809

Portfolio Turnover
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

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Principal Investment Strategies of the Fund
Under normal market conditions, the International Fund will invest primarily in equity securities of dividend paying companies generally with market capitalizations of at least $10 billion at the time of purchase and domiciled in developed markets outside of the United States.  Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO.  Foreign securities are determined to be “foreign” on the basis of an issuer’s domicile or location of headquarters (as determined by the Advisor’s data sources).  The Fund may invest up to 20% of its total assets in the securities of issuers determined by the Advisor to be in developing or emerging market countries.  Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets.  The Fund may also sell securities short with respect to 10% of its total assets.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.

The International Fund employs a bottom-up, disciplined investment process that focuses on stocks with high dividend yields and a longer-term investment horizon.  The buy discipline seeks to screen from a universe of approximately 1,000 ADRs and U.S. listed shares of foreign corporations. Factors used to screen these companies include, but are not limited to, market capitalization (must generally be $10 billion or greater), dividend yield, cash flow and debt/total capital ratio.  Once the screen identifies companies to be considered for purchase, the portfolio is constructed with consideration given to economic sector and country weightings.  The economic sector weighting currently seeks to represent a majority of MSCI EAFE Index sectors and the country weighting currently seeks to represent at least ten countries.  The Advisor may adjust these criteria at any time at its discretion.  The Advisor may sell a position when it no longer qualifies for purchase under the buy discipline.

The International Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the International Fund.  The following risks could affect the value of your investment:

•
Management Risk.  The International Fund is an actively managed portfolio.  The Advisor’s management practices and investment strategies might not produce the desired results.  The Advisor may be incorrect in its assessment of a stock’s appreciation potential.

•
General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Equity Risk.  The equity securities held by the International Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment.

•
Investment Company Risk.  When the International Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

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•
Foreign Securities and Emerging Markets Risk.  Foreign investments are subject to special risks.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.  Emerging markets are more volatile than the markets of developed countries.

•
Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Initial Public Offering Risk.  The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.

•
Short Sales Risk.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

•
New Fund Risk.  The International Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the International Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

Management

Investment Advisor	Portfolio Managers
Logan Capital Management, Inc.	Marvin I. Kline, Managing Director Richard E. Buchwald, Managing Director

Purchase and Sale of Fund Shares
The International Fund is not currently being offered for sale to investors.  You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Logan Capital International Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-215-1200, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

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Type of Account	To Open Your Account	To Add to Your Account
Institutional Class
All Accounts	$100,000	$50
Investor Class
Regular	$5,000	$50
Automatic Investment Plan	$5,000	$50
Coverdell Accounts	$2,000	$50
Retirement Accounts	$1,000	$50

Tax Information
The International Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the International Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Logan Capital Small Cap Growth Fund

Investment Objective
The Logan Capital Small Cap Growth Fund (the “Small Cap Growth Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)(1)	2.16%	2.16%
Shareholder Servicing Plan Fee	0.10%	0.10%
Total Annual Fund Operating Expenses	2.96%	3.21%
Less: Fee Waiver and Expense Reimbursement(2)	-1.71%	-1.71%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.25%	1.50%
(1)	Other expenses are based on estimated Small Cap Growth Fund expenses for the current fiscal year.
(2)
Logan Capital Management, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Small Cap Growth Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.25% and 1.50% of average daily net assets of the Fund’s Institutional Class shares and Investor Class shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least August 27, 2017, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Institutional Class	$127	$754
Investor Class	$153	$829

Portfolio Turnover
The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

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Principal Investment Strategies of the Fund
Under normal market conditions, the Small Cap Growth Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small capitalization equity securities.  The Fund expects to invest principally in equity securities that are traded on U.S. securities exchanges. For purposes of the Fund’s investments, small capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell 2000® Growth Index.  As of the most recent reconstitution as of June 30, 2016, companies in the Russell 2000® Growth Index had market capitalizations ranging from $23.4 million to $4.11 billion.  Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO.  The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.  Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets.  The Fund may also sell securities short with respect to 10% of its total assets.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.

The Small Cap Growth Fund’s investment process is “bottom up” and focused on superior security selection.  The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis.  For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)
Macroeconomic analysis – To aid in security selection, the Advisor begins by analyzing macroeconomic factors including, but not limited to, trends in real gross domestic product (“GDP”) growth, short and long-term interest rates, yield curve, inflation, Federal Reserve Board actions, productivity gains and corporate cash flow.

2)
Fundamental analysis – Investment ideas are generated utilizing the Advisor’s proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Advisor an advantage when evaluating new opportunities.   Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3)
Technical analysis – An evaluation that examines a stock’s pricing behavior and chart patterns to determine an uptrend or downtrend.  Factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, support and resistance levels and overbought and oversold levels.

The Advisor may sell a position when it no longer qualifies for purchase under at least two of the three independent components.

The Small Cap Growth Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes.

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Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the Small Cap Growth Fund.  The following risks could affect the value of your investment:

•
Management Risk.  The Small Cap Growth Fund is an actively managed portfolio.  The Advisor’s management practices and investment strategies might not produce the desired results.  The Advisor may be incorrect in its assessment of a stock’s appreciation potential.

•
General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Equity Risk.  The equity securities held by the Small Cap Growth Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment.

•
Smaller Company Securities Risk.  Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

•
Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

•
Investment Company Risk.  When the Small Cap Growth Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Foreign Securities and Emerging Markets Risk.  Foreign investments are subject to special risks.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.  Emerging markets are more volatile than the markets of developed countries.

•
Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Initial Public Offering Risk.  The risk exists that the market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.

•
Short Sales Risk.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

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•
New Fund Risk.  The Small Cap Growth Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Small Cap Growth Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

Management

Investment Advisor	Portfolio Managers
Logan Capital Management, Inc.	Al Besse, Principal Stephen S. Lee, Principal Dana H. Stewardson, Principal

Purchase and Sale of Fund Shares
The Small Cap Growth Fund is not currently being offered for sale to investors.  You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Logan Capital Small Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-215-1200, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Institutional Class
All Accounts	$100,000	$50
Investor Class
Regular	$5,000	$50
Automatic Investment Plan	$5,000	$50
Coverdell Accounts	$2,000	$50
Retirement Accounts	$1,000	$50

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Tax Information
The Small Cap Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Small Cap Growth Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Logan Capital Large Cap Core Fund

Investment Objective
The Logan Capital Large Cap Core Fund (the “Large Cap Core Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Core Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)(1)	0.79%	0.79%
Shareholder Servicing Plan Fee	0.10%	0.10%
Total Annual Fund Operating Expenses	1.49%	1.74%
Less: Fee Waiver and Expense Reimbursement(2)	-0.24%	-0.24%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.25%	1.50%
(1)	Other expenses are based on estimated Large Cap Core Fund expenses for the current fiscal year.
(2)
Logan Capital Management, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Large Cap Core Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.25% and 1.50% of average daily net assets of the Fund’s Institutional Class shares and Investor Class shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least August 27, 2017, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Large Cap Core Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Institutional Class	$127	$447
Investor Class	$153	$525

Portfolio Turnover
The Large Cap Core Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

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Principal Investment Strategies of the Fund
Under normal market conditions, the Large Cap Core Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large capitalization equity securities.  The Fund expects to invest principally in securities that are traded on U.S. securities exchanges. For purposes of the Fund’s investments, large capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell 1000® Index.  As of the most recent reconstitution as of June 30, 2016, companies in the Russell 1000® Index had market capitalizations ranging from $1.16 billion to $515.6 billion.  Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO.  The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.  Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets.  The Fund may also sell securities short with respect to 10% of its total assets.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.

The Large Cap Core Fund will invest using two separately managed disciplined equity styles – growth (with a target of approximately 50% to 60% of the Fund’s net assets) and value (with a target of approximately 50% to 40% of the Fund’s net assets).

With respect to the growth style, the Fund’s investment process is “bottom up” and focused on superior security selection.  The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis.  For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)
Macroeconomic analysis – To aid in security selection, the Advisor begins by analyzing macroeconomic factors including, but not limited to, trends in real gross domestic product (“GDP”) growth, short and long-term interest rates, yield curve, inflation, Federal Reserve actions, productivity gains and corporate cash flow.

2)
Fundamental analysis – Investment ideas are generated utilizing the Advisor’s proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Advisor an advantage when evaluating new opportunities.  Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3)
Technical analysis – An evaluation that examines a stock’s pricing behavior and chart patterns to determine an uptrend or downtrend.  Factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, support and resistance levels and overbought and oversold levels.

With respect to the value style, the Advisor seeks to identify financially stable, high dividend yielding companies.  The buy discipline seeks to screen from a universe of all stocks traded on U.S. exchanges. Factors used to screen these companies include, but are not limited to, market capitalization, cash flow, financial leverage, modest valuations and price volatility.  The remaining companies are then further refined to include those companies with the highest dividend yield.

The Advisor may sell a position when it no longer qualifies for purchase under its respective buy discipline.

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The Large Cap Core Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the Fund.  The following risks could affect the value of your investment:

•
Management Risk.  The Large Cap Core Fund is an actively managed portfolio.  The Advisor’s management practices and investment strategies might not produce the desired results.  The Advisor may be incorrect in its assessment of a stock’s appreciation potential.

•
General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Equity Risk.  The equity securities held by the Large Cap Core Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment.

•
Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

•
Value Style Investment Risk.  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•
Investment Company Risk.  When the Large Cap Core Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Foreign Securities and Emerging Markets Risk.  Foreign investments are subject to special risks.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.  Emerging markets are more volatile than the markets of developed countries.

•
Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Initial Public Offering Risk.  The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.

•
Short Sales Risk.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

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•
New Fund Risk.  The Large Cap Core Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Large Cap Core Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

Management

Investment Advisor	Portfolio Managers
Logan Capital Management, Inc.	Al Besse, Principal Stephen S. Lee, Principal Dana H. Stewardson, Principal Marvin I. Kline, Managing Director Richard E. Buchwald, Managing Director

Purchase and Sale of Fund Shares
The Large Cap Core Fund is not currently being offered for sale to investors.  You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Logan Capital Large Cap Core Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-215-1200, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Institutional Class
All Accounts	$100,000	$50
Investor Class
Regular	$5,000	$50
Automatic Investment Plan	$5,000	$50
Coverdell Accounts	$2,000	$50
Retirement Accounts	$1,000	$50

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Tax Information
The Large Cap Core Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Large Cap Core Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Principal Investment Strategies

Logan Capital Large Cap Growth Fund

Under normal market conditions, the Large Cap Growth Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in large capitalization equity securities.  The Fund expects to invest principally in equity securities that are traded on U.S. securities exchanges. For purposes of the Fund’s investments, large capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell 1000® Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the market. The Russell 1000® Index is reconstituted from time to time.  As of the most recent reconstitution as of June 30, 2016, companies in the Russell 1000® Index had market capitalizations ranging from $1.16 billion to $515.6 billion.  Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO.  The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.  Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets.  Investments in other investment companies and ETFs that invest at least 80% of their net assets in large capitalization equity securities will be included in the Fund’s 80% test.  The Fund may also sell securities short with respect to 10% of its total assets.

The Large Cap Growth Fund’s investment process is “bottom up” and focused on superior security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis.  For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)
Macroeconomic analysis – To aid in security selection, the Advisor begins by analyzing macroeconomic factors, including but not limited to, GDP growth, short and long-term interest rates, yield curve, inflation, Federal Reserve Board actions, productivity gains and corporate cash flow.  Certain industries or sectors may be avoided as a result of this analysis.

2)
Fundamental analysis – The Advisor’s proprietary ranking and screening tools are used to assign a score, based on a number of factors, to a broad universe of stocks.  Factors considered include, but are not limited to, long term earnings per share growth, price earnings growth, return on equity, price momentum, etc.  Additional fundamental analysis examines factors such as market expansion opportunities, market dominance and/or pricing power, significant barriers to entry, balance sheet strength, etc.

3)
Technical analysis – An evaluation that examines a stock’s pricing behavior and chart patterns to determine an uptrend or downtrend.  Factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, support and resistance levels and overbought and oversold levels.

The Advisor may sell a position when it no longer qualifies for purchase under at least two of the three independent components.

Logan Capital Long/Short Fund

The Long/Short Fund employs a “long/short” investment strategy to attempt to achieve capital appreciation and manage risk by purchasing stocks believed by the Advisor to be undervalued and selling short stocks believed by the Advisor to be overvalued.  The Fund generally maintains a net long bias; however, the Fund will have at least some short exposure at all times.  The net long exposure of the Fund (gross long exposures minus gross short exposures) is usually expected to be between 50% and 100%.  Under normal market conditions, the Fund invests primarily in equity securities that are traded on U.S. securities exchanges. Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO.  The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.  Additionally, the Fund may invest up to 50% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 25% of its total assets.

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The Long/Short Fund’s long investments follow the Advisor’s Core strategy that invests in large cap stocks the Advisor believes are financially sound that have high dividend yields and in large cap stocks of companies the Advisor believes are leaders in growing earnings.  The Core strategy is designed to deliver competitive risk-adjusted returns or “alpha,” a risk-adjusted measure of an investment’s performance, without extended risk.

With respect to the investment in earnings growth leaders, the Long/Short Fund’s investment process is “bottom up” and focused on superior security selection.  The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis.  For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)
Macroeconomic analysis – To aid in security selection, the Advisor begins by analyzing macroeconomic factors including, but not limited to, trends in real GDP growth, short and long-term interest rates, yield curve, inflation, Federal Reserve Board actions, productivity gains and corporate cash flow.

2)
Fundamental analysis – Investment ideas are generated utilizing the Advisor’s proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Advisor an advantage when evaluating new opportunities.  Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3)
Technical analysis – An evaluation that examines a stock’s pricing behavior and chart patterns to determine an uptrend or downtrend.  Factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, support and resistance levels and overbought and oversold levels.

With respect to investment in financially stable, high dividend yielding companies, the Advisor screens from a universe of all stocks traded on U.S. exchanges. Factors used to screen these companies include, but are not limited to, market capitalization, cash flow, financial leverage, modest valuations and price volatility.  The remaining companies are then further refined to include those companies with the highest dividend yield.  The Advisor may sell a position when it no longer qualifies for purchase under its buy discipline.

Waterloo typically employs a three-step process in identifying short position candidates: (i) use of a proprietary quantitative screening process to identify candidates with slowing sales growth, increasing inventories and receivables, heavy insider selling, and/or other technical factors; (ii) bottom-up fundamental analysis including rigorous financial statement analysis and searches for differential disclosure, to identify fundamental flaws; and (iii) technical analysis to determine the best time to initiate positions based on the securities recent trading pattern, volatility, institutional ownership, and time until a potential catalyst event.

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Waterloo will first seek to identify flawed companies through application of a proprietary initial screening process.  This process will focus on companies with slowing sales growth and rising working capital.  The process begins with a database of approximately 7,000 stocks.  The process eliminates stocks with low trading volumes or low share prices and companies in industries where Waterloo does not believe that its method of bottom-up financial statement analysis will be effective.  Typically the screening process will yield approximately 200 short candidates.

Following the outcome of its screening process, Waterloo will perform financial statement analysis upon the short candidates, with an emphasis on quality of earnings and differential disclosure. Waterloo will then attempt to understand the overall psychology of a company’s investor base by analyzing research and identifying key institutional holders.

Lastly, Waterloo may perform its own fieldwork and due diligence, including contacts with management, customers, suppliers, competitors and other third parties to seek to confirm or refute its investment conclusions regarding the short candidates.

Waterloo will seek to reduce, cover or close positions if the analytical basis for the original investment decision has become questionable or if there are other developments that create a lack of continuing analytic confidence in the position.  The Advisor expects that the Long/Short Fund’s active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of 100% on an annual basis.

Logan Capital International Fund

The International Fund is not currently being offered for sale to investors.

Under normal market conditions, the International Fund will invest primarily in equity securities of dividend paying foreign companies generally with market capitalizations of at least $10 billion at the time of purchase and domiciled in developed markets outside of the United States. Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO.  Foreign securities are determined to be “foreign” on the basis of an issuer’s domicile or location of headquarters (as determined by the Advisor’s data sources).  The Fund may invest up to 20% of its total assets in the securities of issuers determined by the Advisor to be in developing or emerging market countries.  Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets.  The Fund may also sell securities short with respect to 10% of its total assets.

The International Fund employs a bottom-up disciplined investment process that focuses on stocks with high dividend yields and a longer-term investment horizon.  The buy discipline seeks to screen from a universe of approximately 1,000 ADRs and U.S. listed shares of foreign corporations. Factors used to screen these companies include, but are not limited to, market capitalization (must generally be $10 billion or greater), dividend yield, cash flow and debt/total capital ratio.  The objective of the screen is to reduce the universe to those companies which have the financial strength to sustain a dividend through all market environments and raise the dividend in favorable environments.

Once the screen identifies companies to be considered for purchase, the portfolio is constructed with consideration given to economic sector and country weightings.  The economic sector weighting currently seeks to represent a majority of MSCI EAFE Index sectors; however, the number of sectors represented will ultimately depend on whether a sector has companies which meet the above criteria.  The country weighting currently seeks to represent at least ten countries; however, a country’s representation will ultimate depend on whether that country has companies which meet the above criteria.  The Advisor may adjust these criteria at any time at its discretion.

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The Advisor may sell a position when it no longer qualifies for purchase under the buy discipline.

Logan Capital Small Cap Growth Fund

The Small Cap Growth Fund is not currently being offered for sale to investors.

Under normal market conditions, the Small Cap Growth Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small capitalization equity securities.  The Fund expects to invest principally in equity securities that are traded on U.S. securities exchanges. For purposes of the Fund’s investments, small capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell 2000® Growth Index, an unmanaged, market value weighted index, which measures performance of the small-cap growth segment of the U.S. equity universe. The Russell 2000® Growth Index is reconstituted from time to time.  As of the most recent reconstitution as of June 30, 2016, companies in the Russell 2000® Growth Index had market capitalizations ranging from $23.4 million to $4.11 billion.  Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO.  The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.  Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets.  Investments in other investment companies and ETFs that invest at least 80% of their net assets in small capitalization equity securities will be included in the Fund’s 80% test.  The Fund may also sell securities short with respect to 10% of its total assets.

The Small Cap Growth Fund’s investment process is “bottom up” and focused on superior security selection.  The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis.  For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)
Macroeconomic analysis – To aid in security selection, the Advisor begins by analyzing macroeconomic factors, including but not limited to, GDP growth, short and long-term interest rates, yield curve, inflation, Federal Reserve Board actions, productivity gains and corporate cash flow.  Certain industries or sectors may be avoided as a result of this analysis.

2)
Fundamental analysis – Investment ideas are generated utilizing the Advisor’s proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Advisor an advantage when evaluating new opportunities.   Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3)
Technical analysis – An evaluation that examines a stock’s pricing behavior and chart patterns to determine an uptrend or downtrend.  Factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, support and resistance levels and overbought and oversold levels.

The Advisor may sell a position when it no longer qualifies for purchase under at least two of the three independent components.

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Logan Capital Large Cap Core Fund

The Large Cap Core Fund is not currently being offered for sale to investors.

Under normal market conditions, the Large Cap Core Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large capitalization equity securities.  The Fund expects to invest principally in securities that are traded on U.S. securities exchanges. For purposes of the Fund’s investments, large capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell 1000® Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the market. The Russell 1000® Index is reconstituted from time to time.  As of the most recent reconstitution as of June 30, 2016, companies in the Russell 1000® Index had market capitalizations ranging from $1.16 billion to $515.6 billion.  Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO.  The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.  Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets.  Investments in other investment companies and ETFs that invest at least 80% of their net assets in large capitalization equity securities will be included in the Fund’s 80% test.  The Fund may also sell securities short with respect to 10% of its total assets.

The Large Cap Core Fund will invest using two separately managed disciplined equity styles – growth (with a target of approximately 50% to 60% of the Fund’s net assets) and value (with a target of approximately 50% to 40% of the Fund’s net assets).

With respect to the growth style, the Fund’s investment process is “bottom up” and focused on superior security selection.  The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis.  For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)
Macroeconomic analysis – To aid in security selection, the Advisor begins by analyzing macroeconomic factors, including but not limited to, GDP growth, short and long-term interest rates, yield curve, inflation, Federal Reserve Board actions, productivity gains and corporate cash flow.  Certain industries or sectors may be avoided as a result of this analysis.

2)
Fundamental analysis – Investment ideas are generated utilizing the Advisor’s proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Advisor an advantage when evaluating new opportunities.   Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3)
Technical analysis – An evaluation that examines a stock’s pricing behavior and chart patterns to determine an uptrend or downtrend.  Factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, support and resistance levels and overbought and oversold levels.

With respect to the value style, the Advisor seeks to identify financially stable, high dividend yielding companies.  The buy discipline seeks to screen from a universe of all stocks traded on U.S. exchanges. Factors used to screen these companies include, but are not limited to, market capitalization, cash flow, financial leverage, modest valuations and price volatility.  The remaining companies are then further refined to include those companies with the highest dividend yield.

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The Advisor may sell a position when it no longer qualifies for purchase under its respective buy discipline.

Applicable to All Funds – Cash and Cash Equivalent Holdings
Each Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes in response to adverse market, economic, political or other conditions.  This may result in a Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result.

To the extent that a Fund uses a money market fund or an ETF for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s or ETF’s management fees and operational expenses.

Principal Risks
The principal risks of investing in the Funds that may adversely affect each Fund’s net asset value (“NAV”) or total return were previously summarized and are discussed in more detail below.  There can be no assurance that the Funds will achieve their investment objectives.

Risks Applicable to All Funds

Management Risk.  Management risk describes a Fund’s ability to meet investment objectives based on the Advisor’s success or failure at implementing investment strategies for the Fund.  The value of your investment is subject to the effectiveness of the Advisor’s research, analysis, asset allocation among portfolio securities and ability to identify a stock’s appreciation potential.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.

General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions .

Equity Risk.  Each Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments.  The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.  The equity securities held by a Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment.  This fluctuation may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Investment Company Risk.  If a Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

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When a Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons.  These reasons include the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Foreign Securities and Emerging Markets Risk.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect a Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.   The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of a Fund’s investments.

Foreign securities are also subject to higher political, social and economic risks.  These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments.  Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

In addition, each Fund may invest in emerging markets.  Emerging markets are those of countries with immature economic and political structures.  These markets are more volatile than the markets of developed countries.

Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, a Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Initial Public Offering Risk.  The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

Short Sales Risk.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because a Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  A Fund would also incur increased transaction costs associated with selling securities short. In addition, if a Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). A Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, a Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.  In lieu of maintaining cash or liquid assets in a segregated account to cover a Fund’s short sale obligations, the Fund may earmark cash or liquid assets on the Fund’s records or hold offsetting positions.

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Risk Applicable to the International Fund, Small Cap Growth Fund, and Large Cap Core Fund

New Fund Risk.  Each of the International Fund, Small Cap Growth Fund and Large Cap Core Fund is new with no operating history.  There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can liquidate a Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Risk Applicable to the Large Cap Growth Fund, Long/Short Fund, Small Cap Growth Fund and Large Cap Core Fund

Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long-term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  Thus, a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.  Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall.  Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Risk Applicable to the Large Cap Core Fund and Long/Short Fund

Value Style Investment Risk.  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn.  Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation.  Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

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Risk Applicable to the Large Cap Growth Fund Only

Sector Emphasis Risk. The Advisor’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Fund investing significant amounts of its portfolio in securities of issuers principally engaged in the same or related businesses.  Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses.  Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Fund’s portfolios, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of the Fund’s portfolio.

Risks Applicable to the Long/Short Fund Only

Leverage Risk. Leverage is the practice of borrowing money to purchase securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund’s performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

Risk Applicable to the Small Cap Growth Fund Only

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).  Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports are available by contacting the Logan Capital Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1‑855-215-1200 and on the SEC’s website at www.sec.gov.  A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.

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MANAGEMENT OF THE FUNDS

Investment Advisor
Logan Capital Management, Inc., is the Funds’ investment advisor and is located at Six Coulter Avenue, Suite 2000, Ardmore, Pennsylvania 19003, is a privately owned Pennsylvania corporation that became an SEC registered investment adviser in January 1994.  The Advisor offers customized portfolio management to institutional and private investors.  The Advisor’s clients include insurance companies, charitable institutions, retirement plans and private investors.

The Advisor is responsible for the day-to-day management of the Funds in accordance with each Fund’s investment objective and policies.  The Advisor also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement.  For such services, the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Large Cap Growth Fund	0.65%
Long/Short Fund	1.40%
International Fund	0.70%
Small Cap Growth Fund	0.80%
Large Cap Core Fund	0.70%

A portion of the management fee paid to the Advisor by the Long/Short Fund is used to pay the Sub-Advisor’s management fee.  For the fiscal year ended April 30, 2016, the Advisor received management fees of 0.40% and 0.19% of the Large Cap Growth Fund’s and Long/Short Fund’s average daily net assets, respectively, after taking into account the Expense Caps.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement and investment sub-advisory agreement is available in the Funds’ annual reports to shareholders for the fiscal year ended April 30, 2016.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

The Advisor’s Portfolio Managers

Al Besse – Principal
Mr. Besse is a founding partner and portfolio manager for the Advisor, which was founded in 1993, and serves as President.  Mr. Besse is a Portfolio Manager for the Large Cap Growth Fund, Long/Short Fund, Small Cap Growth Fund, and Large Cap Core Fund.  As a member of the investment team, he is responsible for the Advisor’s technical analysis effort.  He has been in the investment business since 1984.  Mr. Besse is a graduate of Haverford College (BA) and The Wharton School of the University of Pennsylvania (MBA).

Stephen S. Lee – Principal
Mr. Lee is a founding partner and portfolio manager of the Advisor which was founded in 1993.  Mr. Lee is a Portfolio Manager for the Large Cap Growth Fund, Long/Short Fund, Small Cap Growth Fund, and Large Cap Core Fund.  Mr. Lee is a member of the investment team and also oversees portfolios for institutional and private clients.  Mr. Lee graduated from Lehigh University in 1990 with a B.S. in Accounting. He holds FINRA Series 7, 24, 63 and 65 licenses.

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Dana H. Stewardson – Principal
Mr. Stewardson is a founding partner, portfolio manager and a member of the growth equity investment team for the Advisor, which was founded in 1993.  Mr. Stewardson is a Portfolio Manager for the Large Cap Growth Fund, Long/Short Fund, Small Cap Growth Fund, and Large Cap Core Fund.  He has been in the investment business since 1986. Mr. Stewardson is a graduate of Ohio Wesleyan University (BA) and is a member of The Financial Analysts of Philadelphia.

Marvin I. Kline, CFA – Managing Director
Mr. Kline has more than 32 years of investment management and investment banking experience. Mr. Kline is a Portfolio Manager for the Long/Short Fund, International Fund, and Large Cap Core Fund.  He is a co-developer and manager of the proprietary Logan Concentrated Value equity product and has been with the Advisor since 2000. Mr. Kline is a graduate of Case Western Reserve University (BS) and has an MBA degree from The Wharton School of The University of Pennsylvania.

Richard E. Buchwald, CFA – Managing Director
Mr. Buchwald has more than 26 years of investment management and investment banking experience. Mr. Buchwald is a Portfolio Manager for the Long/Short Fund, International Fund, and Large Cap Core Fund.  He is a co-developer and manager of the proprietary Logan Concentrated Value equity product and has been with the Advisor since 2000. Mr. Buchwald has an MBA degree from the New York University Graduate School of Business Administration and an undergraduate degree from The Wharton School of The University of Pennsylvania.

Sub-Advisor to the Long/Short Fund

Waterloo International Advisors, LLC, 402 Times Building Avenue, Ardmore, Pennsylvania 19003, is an SEC registered investment advisory firm specializing in short selling.  Waterloo was formed in 2003. Waterloo serves as the sub-advisor to the Long/Short Fund.

The Sub-Advisor’s Portfolio Managers

David F. Schroll – Managing Member
Mr. Schroll has been a co-managing member and portfolio manager of Waterloo Partners LP since 2000.  Mr. Schroll holds a Bachelor of Business Administration and Master of Arts in Finance degrees, which he received from the University of Iowa in 1969 and 1976, respectively.

Guy Judkowski – Managing Member
Mr. Judkowski has been a co-managing member and portfolio manager of Waterloo Partners LP since 2000.  Mr. Judkowski earned a Bachelor of Arts in International Relations from the University of Pennsylvania in December 1988 and a Juris Doctorate/Masters of Business Administration from Temple University in December 1992.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio managers and their ownership of securities in the Funds.

Fund Expenses
Each Fund is responsible for its own operating expenses.  However, the Advisor has contractually agreed to waive all or a portion of its management fees and pay Fund expenses through at least August 27, 2017 to limit each Fund’s aggregate annual operating expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to the amounts shown below as a percentage of each Fund’s average daily net assets:

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	Institutional Class	Investor Class
Large Cap Growth Fund	1.24%	1.49%
Long/Short Fund	1.74%	1.99%
International Fund	1.25%	1.50%
Small Cap Growth Fund	1.25%	1.50%
Large Cap Core Fund	1.25%	1.50%

Prior to August 28, 2016, the Large Cap Growth Fund’s Expense Caps for the Institutional Class and the Investor Class were 1.25% and 1.50%, repectively.  The term of each Fund’s operating expenses limitation agreement, subject to its annual approval by the Board, is indefinite, and it can only be terminated by the Board.  Any waiver in management fees or payment of Fund expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  This recoupment may be requested if the aggregate amount actually paid by the Funds toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Caps.  The Advisor may request recoupment for management fee waivers and Funds expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

SHAREHOLDER INFORMATION

Description of Share Classes
The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares.  The Funds have registered two classes of shares – Institutional Class shares and Investor Class shares.  The different classes of shares represent investments in the same portfolio of securities.  Neither share class charges a front-end sales charge or a contingent deferred sales charge.

•
Institutional Class shares have no Rule 12b-1 distribution and service fee but are charged a 0.10% shareholder servicing plan fee.  The Institutional Class shares have a higher minimum initial investment than Investor Class shares.

•	Investor Class shares are charged a 0.25% Rule 12b-1 distribution and service fee and a 0.10% shareholder servicing plan fee.

Pricing of Fund Shares
Shares of the Funds are sold at NAV per share, which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, a Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of a Fund, including management and administration fees, which are accrued daily.

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In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board will regularly evaluate whether the Funds’ fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Trust’s valuation committee.

Trading in Foreign Securities
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV per share is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAV per share.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV per share in advance of the time the NAV per share is calculated.  The Advisor anticipates that the Funds’ portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

How to Buy Shares
The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Institutional Class
All Accounts	$100,000	$50
Investor Class
Regular	$5,000	$50
Automatic Investment Plan	$5,000	$50
Coverdell Accounts	$2,000	$50
Retirement Accounts	$1,000	$50

The Funds’ minimum investment requirements may be waived from time to time by the Advisor, and for the following types of shareholders:

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current and retired employees, directors/trustees and officers of the Trust, the Advisor and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;

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current employees of the Transfer Agent, broker-dealers who act as selling agents for the Funds, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;

•	existing clients of the Advisor, their employees and immediate family members of such employees;

•	sponsors of investment programs in which the clients pay an all-inclusive fee, such as a wrap fee, or other fee-based programs;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor; and

•	qualified broker-dealers who have entered into an agreement with the Funds’ distributor.

You may purchase shares of the Funds by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network or through a bank or through one or more brokers authorized by the Funds to receive purchase orders.  Please use the appropriate account application when purchasing by mail or wire.  If you have any questions or need further information about how to purchase shares of the Funds, you may call a customer service representative of the Funds toll-free at 1‑855‑215‑1200.  The Funds reserve the right to reject any purchase order.  For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large that it would disrupt the management of the Funds.  Orders may also be rejected from persons believed by the Funds to be “market timers.”

All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.

To buy shares of the Funds, complete an account application and send it together with your check for the amount you wish to invest in the Funds to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  You may also be responsible for any loss sustained by the Funds.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Transfer Agent at 1-855-215-1200 if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Trust generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

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Purchasing Shares by Mail
Please complete the account application and mail it with your check, payable to the Logan Capital Funds, to the Transfer Agent at the following address:

Logan Capital Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may not send an account application via overnight delivery to a United States Postal Service post office box. If you wish to use an overnight delivery service, send your account application and check to the Transfer Agent at the following address:

Logan Capital Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
Note:	The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Purchasing Shares by Telephone
Unless you declined telephone options on your account application and if your account has been open for 15 calendar days, you may purchase additional shares by calling the Funds toll-free at 1-855-215-1200.  You may not make your initial purchase of the Funds shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  You must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the price next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Purchasing Shares by Wire
If you are making your initial investment in the Funds, the Transfer Agent must have previously received a completed account application before you can send in your wire purchase.  You can mail or deliver overnight your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account on your behalf.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include the name of the Fund(s), your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit: [Name of Fund]
Shareholder Registration
Shareholder Account Number

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If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-855-215-1200.  Your bank may charge you a fee for sending a wire payment to the Funds.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan
Once your account has been opened with the initial minimum investment, you may make additional purchases of shares of the Funds at regular intervals through the Automatic Investment Plan (“AIP”).  The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Funds, on a monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $50 or more, and your financial institution must be a member of the ACH network.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-855-215-1200 if you have any questions.  Any request to change or terminate your AIP should be submitted to the Transfer Agent by telephone or in writing at least five business days prior to the automatic investment date.

Retirement Accounts
The Funds offer prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 1-855-215-1200 for information on:

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold Federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Shares held in IRA and other retirement accounts may be redeemed by telephone at 1-855-215-1200. Investors will be asked whether or not to withhold taxes from any distribution.

Purchasing and Selling Shares through a Broker
You may buy and sell shares of the Funds through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with the Funds to sell their shares.  When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Funds.  Brokers may be authorized by the Funds’ principal underwriter to designate other brokers and financial intermediaries to accept orders on a Fund’s behalf.  An order is deemed to be received when a Fund, a Broker or, if applicable, a Broker’s authorized designee accepts the order.  The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records.  The Advisor may pay the Broker for maintaining these records as well as providing other shareholder services.  The Broker may charge you a fee for handling your order.  The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

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How to Sell Shares
You may sell (redeem) your Funds shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your financial intermediary.

In Writing
You may redeem your shares by simply sending a written request to the Transfer Agent.  You should provide your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary.  You should send your redemption request to:

Regular Mail	Overnight Express Mail
Logan Capital Funds	Logan Capital Funds
[Name of Fund]	[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

NOTE:	The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone
Unless you declined telephone options on your account application, you may redeem your shares, up to $100,000, by calling the Transfer Agent at 1-855-215-1200 before the close of trading on the NYSE (which is generally 4:00 p.m., Eastern Time).  All requests received by the Fund in good order after the close of the regular trading session of the NYSE (generally 4:00 p.m.; Eastern Time) will usually be processed on the next business day.  Redemptions can be sent via mail to the address on record or can be sent through the ACH network using the bank instructions previously established for your account.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three business days after the redemption request was received.  Additionally, you may also request a wire redemption to your pre-established bank account.  The minimum amount that may be wired is $1,000.  Wires are subject to a fee; currently $15, and are deducted from your redemption proceeds for full or share-specific redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  Funds are typically wired to your bank account on the next business day.  Please note that telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

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You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-855-215-1200 for instructions.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above.  Once a telephone transaction has been accepted, it may not be canceled or modified.

Payment of Redemption Proceeds
Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order.  If you did not purchase your shares with a wire payment, the Funds may delay payment of your redemption proceeds for up to 15 calendar days from purchase or until your check has cleared, whichever occurs first.

Systematic Withdrawal Plan
As another convenience, you may redeem a Fund’s shares through the Systematic Withdrawal Plan (“SWP”).  Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $50,000 and each withdrawal amount must be for a minimum of $500.  If you elect this method of redemption, the Funds will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account.  The SWP may be terminated at any time by the Funds.  You may also elect to terminate your participation in the SWP by communicating in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal at:

Regular Mail	Overnight Express Mail
Logan Capital Funds	Logan Capital Funds
[Name of Fund]	[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish a SWP, an investor must complete the appropriate sections of the account application.  For additional information on the SWP, please call the Transfer Agent at 1-855-215-1200.

Redemption “In-Kind”
The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Funds would do so except during unusual market conditions.  If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption, whether in cash or in-kind, is a taxable event for you.  See the SAI for further information about the terms of these purchases and redemptions.

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Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 calendar days; and
•	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Other Information about Redemptions
The Funds may redeem the shares in your account if the value of your account is less than $25,000 for Institutional Class shares or $4,000 for Investor Class shares as a result of redemptions you have made.  This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts.  You will be notified that the value of your account is less than the applicable amount described above before the Funds make an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least the applicable amount described above before the Funds take any action.

How to Exchange Fund Shares
You may exchange your Fund shares on any day the Funds and the NYSE are open for business either directly with the Funds or through your financial intermediary.

Exchange Privilege
As a shareholder, you have the privilege of exchanging shares of one Logan Capital Fund for shares of another Logan Capital Fund in the Trust, which are offered in this Prospectus.  However, you should note the following:

•	Exchanges may only be made between like shares classes;

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

•	Before exchanging into other Logan Capital Funds, read a description of the Fund in this Prospectus;

•
Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held subject to the deductibility of losses;

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•
The Funds reserve the right to refuse exchange purchases by any person or group if, in the Advisor’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

•	If you accepted telephone options on your account application, you can make a telephone request to exchange your shares for an additional $5 fee; and

•	The minimum exchange amount between existing accounts invested in the Logan Capital Funds is $50.

You may make exchanges of your shares between the Funds by telephone, in writing or through your Broker.

Conversion Feature
If consistent with your financial intermediary’s program, Investor Class shares of a Logan Capital Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, or (ii) investment programs in which the clients pay an all-inclusive fee, such as a wrap fee, or other fee-based program, may be converted into Institutional Class shares of the same Logan Capital Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Institutional Class shares of the Fund.  Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Fund.  Please contact your financial intermediary about any fees that it may charge.  A conversion from Investor Class shares of a Fund to Institutional Class shares of the same Fund is not expected to result in realization of a capital gain or loss for federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS

The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make an additional payment of dividends or distributions of capital gains if it deems it desirable at any other time of the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash.  Dividends will be taxable whether received in cash or in additional shares.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at a Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at 1-855-215-1200 at least five (5) days in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Funds has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

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TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures to prevent frequent transactions in the Funds.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include imposing a redemption fee, monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds makes efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of its abilities in a manner that the Funds believe is consistent with shareholder interests.

Redemption Fees.  The Funds charges a 1.00% redemption fee on the redemption of Fund shares held for 180 days or less, except for the Long/Short Fund, which charges the fee on the redemption of Fund shares held for 60 days or less.  This fee (which is paid into the Funds) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  Since an exchange is a redemption of one Fund and a purchase of another, exchange transactions between the Funds are subject to each Fund’s redemption fee.  The “first in, first out” (“FIFO”) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by the Funds for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends.  Although the Funds have the goal of applying the redemption fee to most redemptions, the redemption fee may not be assessed in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

The Funds’ redemption fee will not apply to broker wrap-fee program accounts.  Additionally, the Funds’ redemption fee will not apply to the following types of transactions:

•	premature distributions from retirement accounts due to the disability or health of the shareholder;

•	minimum required distributions from retirement accounts;

•	redemptions resulting in the settlement of an estate due to the death of the shareholder;

•	shares acquired through reinvestment of distributions (dividends and capital gains); and

•	redemptions initiated through an automatic withdrawal plan.

Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

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In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds distributor, Quasar Distributors, LLC, on behalf of the Funds, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce its market timing policies.

Fair Value Pricing.  The Funds employ fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor to the Funds does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that the Funds will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV.  Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

More detailed information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

TAX CONSEQUENCES

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, each Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Each Fund typically makes distributions of dividends and capital gains.  Dividends are taxable as ordinary income or, in some cases,  qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  The tax rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  A portion of ordinary income dividends paid by a Fund may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met.  Qualified dividend income, the amount of which will be reported to you by the Funds, currently is taxed at a maximum federal rate of 20%.  The eligibility for qualified dividend tax rates depends on the underlying investments of a Fund.  Some or all distributions may not be eligible for this preferential tax rate.  A 3.8% surtax applies to net investment income, which generally includes dividends and capital gains from an investment in the Funds shareholders with adjusted gross income over $200,000 for single filers and $250,000 for married joint filers.  Although distributions generally are taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.

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By law, the Funds must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.

If you sell or exchange your Fund shares, it is a taxable event for you.  Depending on the purchase and sale price of the shares you sell, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction and your investment in the Funds.  The Code limits the deductibility of capital losses in certain circumstances.

Additional information concerning taxation of the Funds and their shareholders is contained in the SAI.  Tax consequences are not the primary consideration of the Funds in making investment decisions.  You should consult your own tax adviser concerning federal, state and local taxation of distributions from the Funds.

DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors, LLC (“Quasar” or “Distributor”), an affiliate of the Funds’ Transfer Agent, U.S. Bancorp Fund Services, LLC, is located at 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, and is the distributor for the shares of the Funds.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority, Inc.  Shares of the Funds are offered on a continuous basis.

Distribution and Service (Rule 12b-1) Plan
The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Funds’ Investor Class shares to pay distribution and service fees for the sale, distribution and servicing of its shares.  The plan provides for the payment of a distribution and service fee at the annual rate of 0.25% of average daily net assets of the Funds’ Investor Class shares.  Because these fees are paid out of the Funds’ assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan
Under a Shareholder Servicing Plan, each Fund will pay service fees of up to 0.10% of average daily net assets to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.  As these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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The Advisor has voluntarily agreed to limit the accrual of the shareholder servicing plan fees for the Investor and Institutional Class shares of the Large Cap Growth Fund and the Long/Short Fund to 0.00% through at least August 27, 2017.

Service Fees – Other Payments to Third Parties
The Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

General Policies
Some of the following policies are mentioned above.  In general, the Funds reserve the right to:

—	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;

—
Reject any purchase request for any reason.  Generally, the Funds will do this if the purchase is disruptive to the efficient management of a Fund (due to the timing of the investment or an investor’s history of excessive trading);

—
Redeem all shares in your account if your balance falls below $25,000 for Institutional Class shares or $4,000 for Investor Class shares due to redemption activity.  If, within 30 days of the Funds’ written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

—	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds; and

—	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to a Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may also mail your request to the Funds at the address listed under “How to Buy Shares.”

Your financial intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

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Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Funds’ Mailings
Statements and reports that the Funds send to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and semi-annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-215-1200 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.

The Russell 1000 Growth® Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market.  The Index includes the reinvestment of dividends.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of the Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, whose report, along with each applicable Fund’s financial statements, are included in the annual report, which is available upon request.  Financial highlights are not available at this time for the International Fund, the Small Cap Growth Fund, or the Large Cap Core Fund because the Funds had not yet commenced operations as of the date of this Prospectus.

Logan Capital Large Cap Growth Fund

For a capital share outstanding throughout the period
Investor Class	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	June 28, 2012 through April 30, 2013*
Net Asset Value – Beginning of Period	$15.79	$13.64	$11.34	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.13)	(0.12)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.40)	2.43	2.37	1.36
Total from investment operations	(0.53)	2.31	2.30	1.34

Less Distributions:
Distributions from net realized gains	(0.11)	(0.16)	‑‑‑‑	‑‑‑‑
Total distributions	(0.11)	(0.16)	‑‑‑‑	‑‑‑‑
Redemption Fees	0.00˜	0.00˜	0.00 ˜	‑‑‑‑
Net Asset Value – End of Period	$15.15	$15.79	$13.64	$11.34

Total Return	(3.38%)	17.04%	20.28%	13.40%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$5,319	$4,984	$4,143	$1,700
Ratio of operating expenses to average net assets:
Before reimbursements	1.75%	1.89%	2.35%	9.91%^
After reimbursements	1.50%	1.50%	1.50%	1.50%^
Ratio of net investment income (loss) to average net assets:
Before reimbursements	(1.16%)	(1.23%)	(1.58%)	(9.10%)^
After reimbursements	(0.91%)	(0.84%)	(0.73%)	(0.69%)^
Portfolio turnover rate	14%	28%	15%	14%+
* Commencement of operations for Investor Class shares was June 28, 2012.
+ Not annualized.
^    Annualized.
~ Amounts is less than $0.01.

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Logan Capital Large Cap Growth Fund Cont’d

For a capital share outstanding throughout the period

Institutional Class	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	June 28, 2012 through April 30, 2013*
Net Asset Value – Beginning of Period	$15.92	$13.71	$11.38	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.10)	(0.08)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.41)	2.45	2.38	1.40
Total from investment operations	(0.51)	2.37	2.33	1.38

Less Distributions:
Distributions from net realized gains	(0.11)	(0.16)	‑‑‑‑	‑‑‑‑
Total distributions	(0.11)	(0.16)	‑‑‑‑	‑‑‑‑
Net Asset Value – End of Period	$15.30	$15.92	$13.71	$11.38

Total Return	(3.23%)	17.39%	20.47%	13.80%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$17,475	$16,571	$12,282	$5,340
Ratio of operating expenses to average net assets:
Before reimbursements	1.50%	1.64%	2.13%	7.44%^
After reimbursements	1.25%	1.25%	1.25%	1.25%^
Ratio of net investment income (loss) to average net assets:
Before reimbursements	(0.91%)	(0.98%)	(1.36%)	(6.73%)^
After reimbursements	(0.66%)	(0.59%)	(0.48%)	(0.54%)^
Portfolio turnover rate	14%	28%	15%	14%+
* Commencement of operations for Institutional Class shares was June 28, 2012.
+ Not annualized.
^    Annualized.

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Logan Capital Long/Short Fund

For a capital share outstanding throughout the period
Investor Class	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	September 28, 2012 through April 30, 2013*
Net Asset Value – Beginning of Period	$12.24	$11.24	$10.05	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.09)	(0.10)	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investments	0.25	1.11	1.31	0.16
Total from investment operations	0.16	1.01	1.19	0.12

Less Distributions:
Dividends from net investment income	‑‑‑‑	‑‑‑‑	‑‑‑‑	(0.03)
Distributions from net realized gains	(0.20)	(0.01)	‑‑‑‑	(0.04)
Redemption Fees	‑‑‑‑	‑‑‑‑	‑‑‑‑	0.00˜
Total distributions	(0.20)	(0.01)	‑‑‑‑	(0.07)

Net Asset Value – End of Period	$12.20	$12.24	$11.24	$10.05

Total Return	1.27%	9.01%	11.84%	1.20%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$12,512	$10,401	$6,260	$5,272
Ratio of operating expenses to average net assets:
Before reimbursements	4.33%	4.53%	6.13%	6.71%^
After reimbursements	3.13%	3.33%	3.48%	3.29%^
Ratio of interest expense and dividends on short positions to average net assets:	0.99%	0.83%	0.98%	0.79%^
Ratio of net investment income (loss) to average net assets:
Before reimbursements	(2.06%)	(2.43%)	(4.08%)	(4.54%)^
After reimbursements	(0.86%)	(1.23%)	(1.43%)	(1.12%)^
Portfolio turnover rate	83%	68%	135%	108%+
* Commencement of operations for Investor Class shares was September 28, 2012.
+ Not annualized.
^ Annualized.
~ Amount is less than $0.01.

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Logan Capital Long/Short Fund Cont’d
For a capital share outstanding throughout the period
Institutional Class	August 28, 2015 Through April 30, 2016
Net Asset Value – Beginning of Period	$11.92
Income from Investment Operations:
Net investment income (loss)	(0.05)
Net realized and unrealized gain (loss) on investments	0.55
Total from investment operations	0.50

Less Distributions:
Dividends from net investment income	‑‑
Distributions from net realized gains	(0.20)
Total distributions	(0.20)

Net Asset Value – End of Period	$12.22

Total Return	4.16%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$119
Ratio of operating expenses to average net assets:
Before reimbursements	4.21%^
After reimbursements	2.82%^
Ratio of interest expense and dividends on short positions to average net assets:	1.11%^
Ratio of net investment income (loss) to average net assets:
Before reimbursements	(1.98%)^
After reimbursements	(0.59%)^
Portfolio turnover rate	83%+
* Commencement of operations for Institutional Class shares was August 28, 2015.
+ Not annualized.
^ Annualized.

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Investment Advisor
Logan Capital Management, Inc.
Six Coulter Avenue, Suite 2000
Ardmore, Pennsylvania, 19003

Sub-Advisor (for the Logan Capital Long/Short Fund only)
Waterloo International Advisors, LLC
402 Times Building Avenue
Ardmore, Pennsylvania 19003

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.logancapital.com/funds.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1‑855‑215‑1200 or by writing to:

Logan Capital Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090.  Reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811‑07959.)

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Logan Capital Funds

Logan Capital Large Cap Growth Fund
Institutional Class	LGNGX
Investor Class	LGNHX

Logan Capital Long/Short Fund
Institutional Class	LGNLX
Investor Class	LGNMX

Logan Capital International Fund
Institutional Class	Not available for purchase
Investor Class	Not available for purchase

Logan Capital Small Cap Growth Fund
Institutional Class	Not available for purchase
Investor Class	Not available for purchase

Logan Capital Large Cap Core Fund
Institutional Class	Not available for purchase
Investor Class	Not available for purchase

(Each a “Fund,” collectively, the “Funds”)

Each a series of Advisors Series Trust

STATEMENT OF ADDITIONAL INFORMATION
August 28, 2016

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-215-1200

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus for the Institutional Class and Investor Class dated August 28, 2016, as may be revised, of the Funds, each a series of Advisors Series Trust (the “Trust”).  Logan Capital Management, Inc. (the “Advisor”) is the Funds’ investment advisor.  A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number above or by visiting the Funds’ website at www.logancapital.com/funds.

The Funds’ financial statements for the fiscal year ended April 30, 2016, are incorporated herein by reference to the Funds’ annual reports dated April 30, 2016.  Copies of the annual reports may be obtained without charge on the Funds’ website, www.logancapital.com/funds, or by calling or writing the Funds as shown above.

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THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

The Logan Capital Large Cap Growth Fund (“Large Cap Growth Fund”) commenced operations on June 28, 2012.  The Logan Capital Long/Short Fund (“Long/Short Fund”) commenced operations on September 28, 2012.  The Institutional Class of the Long/Short Fund commenced operations on August 28, 2015.  The Logan Capital International Fund (“International Fund”), Logan Capital Small Cap Growth Fund (“Small Cap Growth Fund”) and Logan Capital Large Cap Core Fund (“Large Cap Core Fund”) have not yet commenced operations as of the date of this SAI.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES

The discussion below supplements information contained in the Funds’ Prospectus as to the investment policies and risks of the Funds.

Diversification
Each Fund is diversified under applicable federal securities laws.  This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  However, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security and if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as diversified funds.

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with a Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Risks Associated With Recent Economic Events
The U.S. credit markets have been experiencing above-average volatility and disruption for more than five years.  Instability in the credit markets has made it more difficult for some issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations.  In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.  These developments may increase the volatility of the value of securities owned by the Funds.  A significant worsening of the conditions could adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Funds to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers.  Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the net asset value (“NAV”) of its shares.

The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act”, which was signed into law on July 21, 2010 and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Government Intervention In Financial Markets Risk
The recent instability in the financial markets has led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced excess volatility, and in some cases a lack of liquidity.  U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable.  In unusual circumstances, issuers of corporate securities might seek protection under the bankruptcy laws.  Legislation or regulation may also change the way in which the Fund itself is regulated.  Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below:

Equity Securities
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.

Common Stocks.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

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Preferred Stocks.  Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to other income securities in an issuer’s capital structure.  Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on other income securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.  Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid.  Preferred stock also may provide that, in the event the issuer fails to make a specified number of dividend payments, the holders of the preferred stock will have the right to elect a specified number of directors to the issuer’s board.  Preferred stock also may be subject to optional or mandatory redemption provisions.

Rights and Warrants.  The Funds may invest in rights and warrants.  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned.  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market.  Warrants are options to purchase equity securities at a specific price for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  The value of warrants is derived solely from capital appreciation of the underlying equity securities.  Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments.  Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Small- and Medium-Sized Companies
To the extent the Funds invest in the equity securities of small- and medium-sized companies, they will be exposed to the risks of smaller sized companies.  Small- and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Funds.  As a result, the performance of smaller-sized company securities can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Investment Companies
The Funds may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of their investment objective, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”).  This may include investments in money market mutual funds in connection with a Fund’s management of daily cash positions and temporary defensive purposes.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, a Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

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Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund, and (b) the sales load charged on a Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Funds, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in rule 2830 of the Conduct Rules of FINRA on acquired money market fund shares (or the Advisor must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Funds’ investments in ETFs involve duplication of advisory fees and other expenses since the Funds are investing in another investment company.  In addition, the Funds’ investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Funds invest in ETFs that focus on a particular market segment or industry, the Funds are also subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Funds invest are listed on a national securities exchange and the Funds purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, the Funds are subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs’ issuers only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETFs’ issuers.

Initial Public Offerings (“IPOs”)
Each Fund may invest in IPOs of common stock or other primary or secondary syndicated offerings of equity securities issued by a corporate issuer.  The purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets.  IPO securities are subject to market risk and liquidity risk.  The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors.  The Funds may hold IPO securities for a period of time, or may sell them soon after the purchase.  Investments in IPOs could have a magnified impact – either positive or negative – on a Fund’s performance while the Fund’s assets are relatively small.  The impact of IPOs on a Fund’s performance may tend to diminish as the Fund’s assets grow.  In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

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Foreign Investments
The Funds may make investments in securities of non-U.S. issuers (“foreign securities”) including Depositary Receipts (“DRs”), U.S. dollar-denominated securities, and securities of companies incorporated outside the U.S.

Depositary Receipts.  Depositary Receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs.  DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company.

ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of Gross Domestic Product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

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Currency Fluctuations.  A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency.  Such changes will affect a Fund to the extent that the Fund is invested in ADRs comprised of foreign securities.

Taxes.  The interest and dividends payable to a Fund on certain of the Fund’s foreign securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders.  A Fund may not be eligible to pass through to its shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

In considering whether to invest in the securities of a non-U.S. company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Funds invest in non-U.S. companies, foreign countries and depositary receipts fluctuate from time to time within any limitations described in the Prospectus, depending on the Advisor’s assessment of prevailing market, economic and other conditions.

Emerging Markets. The Funds may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Options on Securities
An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires.  The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security.  The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium.  Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases.  The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option.  A premium has two components:  the intrinsic value and the time value.  The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option.  The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

One risk of any put or call that is held is that the put or call is a wasting asset.  If it is not sold or exercised prior to its expiration, it becomes worthless.  The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid.  In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out.  Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well.  In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

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Call Options on Securities.  When a Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period.  If the call is exercised, the Fund forgoes any gain from an increase in the market price over the exercise price.

To terminate its obligation on a call which it has written, the Fund which wrote the call may purchase a call in a “closing purchase transaction.”  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased.  A profit may also be realized if the call lapses unexercised, because the Fund which wrote the call retains the premium received.  All call options written by the Funds must be “covered.”  For a call to be “covered” (i) the Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (ii) the Fund must maintain cash or liquid securities adequate to purchase the security; or (iii) any combination of (i) or (ii).

When a Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price.  The Fund which bought the call benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit.  If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and that Fund will lose its premium payment and the right to purchase the related investment.

Put Options on Securities.  When a Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price.  Buying a protective put permits that Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

When a Fund writes a put option it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put.  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction.  A profit may also be realized if the put lapses unexercised, because the Fund retains the premium received.  All put options written by the Funds must be “covered.”  For a put to be “covered,” the Fund must maintain cash or liquid securities equal to the option price.

Options on Securities Indices.  The Funds may write (sell) covered call and put options on securities indices.  A securities index option written by a Fund would obligate it, upon exercise of the options, to pay a cash settlement, rather than to deliver or purchase actual securities, to the option holder.  Although the Fund will not ordinarily own all of the securities comprising the stock indices on which it writes call and put options, such options will usually be written on those indices which correspond most closely to the composition of the Fund’s portfolio.  The Fund may purchase call and put options in order to terminate its obligations under options it has written.

When-Issued Securities
Each Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month.  The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV.  During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to the Fund.  At the time of settlement, the market value of the security may be more or less than the purchase price.

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Illiquid Securities
As a non-principal strategy, each Fund may hold up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”)), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Advisor is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).  A Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Funds are permitted to sell restricted securities to qualified institutional buyers.

Lending Portfolio Securities
The Funds may lend portfolio securities in an amount not exceeding one-third of to the total assets of a Fund to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations.  Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Funds if the demand meets the terms of the letter.  Such terms and the issuing bank would have to be satisfactory to the Funds.  Any loan might be secured by any one or more of the three types of collateral.  The terms of the Funds’ loans must permit a Fund to reacquire loaned securities on five days’ notice or in time to vote on any serious matter and must meet certain tests under the Code.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower.  The Funds seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.  In addition, the Funds are exposed to the risk of delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent.  As well, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Funds will have to cover the loss when repaying the collateral.

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Borrowing
Though the Funds do not currently intend to borrow money, the Funds are authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions, and not for the purpose of leveraging its investments, in amounts not to exceed at any time 33-1/3% of the value of its total assets at the time of such borrowings, as allowed under the 1940 Act.  The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Short Sales
The Funds are authorized to make short sales of securities.  In a short sale, a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security.  To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer.  The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  The Fund is said to have a “short position” in the securities sold until it delivers them to the broker.  The period during which the Fund has a short position can range from as little as one day to more than a year.  Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan.  To meet current margin requirements, the Fund is also required to deposit with the broker cash or securities in excess of the current market value of the securities sold short as security for its obligation to cover its short position.  The Fund is also required to segregate or earmark liquid assets on its books or hold an offsetting position to cover its obligation to return the security.

Short sales by a Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique.  Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale.  Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Short-Term, Temporary, and Cash Investments
The Funds may invest in any of the following securities and instruments:

Repurchase Agreements.  When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement.  The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily.  A Fund may not enter into a repurchase agreement having more than seven (7) days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by a Fund, would exceed 15% of the value of the net assets of the Fund.

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In the event of bankruptcy or other default by the seller of the security under a repurchase agreement, a Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.  In such event, instead of the contractual fixed rate of return, the rate of return to the Fund would be dependent upon intervening fluctuations of the market value of the underlying security and the accrued interest on the security.  Although the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform, the ability of the Fund to recover damages from a seller in bankruptcy or otherwise in default would be reduced.

Reverse Repurchase Agreements.  Reverse repurchase agreements involve sales of portfolio securities of a  Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest.  The Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved.  In connection with each reverse repurchase transaction, the Fund will segregate cash, U.S. Government securities, equity securities and/or investment and non-investment grade debt securities in an amount equal to the repurchase price.  Any assets held in any segregated securities, options, futures, forward contracts or other derivative transactions shall be liquid, unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement.  In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.  Reverse repurchase agreements are considered borrowings and as such, are subject to the same investment limitations.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Funds hold instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Securities” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

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Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Funds may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Funds may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Funds may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Rating Services, “Prime-1” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix A.

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Special Risks Related to Cyber Security

The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers.  Cyber attacks against or security breakdowns of the Funds or their service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate a Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs.  The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Funds invest, which may cause a Fund’s investment in such issuers to lose value.  There can be no assurance that the Funds or their service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of a Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

Each Fund may not:

1.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

2.	Borrow money, except in an amount not to exceed 33 1/3% of the value of its total assets, as permitted under the 1940 Act.

3.
Issue senior securities, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contracts or repurchase transactions, or except as permitted under the 1940 Act.

4.
Engage in the business of underwriting securities, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

5.
Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry.  (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

6.
Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund’s ownership of securities.

7.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

8.	Make loans to others, except as permitted under the 1940 Act.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  Each Fund may not:

1.	Invest in any issuer for purposes of exercising control or management.

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2.	Hold, in the aggregate, more than 15% of its net assets in illiquid securities.

3.
With respect to the Large Cap Growth Fund, Small Cap Growth Fund and Large Cap Core Fund, make any change to a Fund’s investment policy of investing at least 80% of its net assets in investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior written notice.

PORTFOLIO TURNOVER

Although the Funds generally do not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

High portfolio turnover generally results in the distribution of short-term capital gains which are taxed at the higher ordinary income tax rates.

The following table provides the portfolio turnover rates for the Funds for the fiscal years indicated below:

	Portfolio Turnover Rate
	Fiscal Year Ended April 30, 2016	Fiscal Year Ended April 30, 2015
Large Cap Growth Fund	14%	28%
Long/Short Fund	83%	68%

PORTFOLIO HOLDINGS POLICY

The Advisor and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Funds’ shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Funds also disclose top ten holdings each calendar quarter with a maximum 21 day lag in a Fund fact sheet found on the Funds’ website at http://www.logancapital.com.

Pursuant to the Trust’s portfolio holdings disclosure policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

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▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee.

Certain of the persons listed above receive information about each Fund’s portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders.  These persons include:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

▪
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Schiff Hardin LLP (“Schiff Hardin”) and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Trust’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The CCO or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Funds and their shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Advisor, Distributor or any affiliated person of the Funds.  No consideration may be received by the Funds, the Advisor, any affiliate of the Advisor or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

MANAGEMENT

The overall management of the Trust’s business and affairs is invested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent, each as defined herein.  The day-to-day operations of the Trust are delegated to its officers, subject to each Fund’s investment objective, strategies and policies and to the general supervision of the Board.  The Trustees and officers of the Trust, their ages, and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

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Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During Past Five Years(3)
Gail S. Duree (age 69) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999-2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds (an open-end investment company with 4 portfolios).
George J. Rebhan (age 81) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.
George T. Wofford (age 76) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During Past Five Years(3)
Raymond B. Woolson (age 57) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term;* since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	5
Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, Doubleline Funds Trust (an open-end investment company with 13 portfolios), Doubleline Equity Trust, Doubleline Opportunistic Credit Fund and Doubleline Income Solutions Fund, from 2010 to present.

Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During Past Five Years(3)
Joe D. Redwine(4) (age 68) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term; since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds)

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Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 68) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term; since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).
Douglas G. Hess (age 48) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term; since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).
Cheryl L. King (age 54) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term; since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).
Kevin J. Hayden (age 45) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).
Albert Sosa (age 45) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2004 to present).
Michael L. Ceccato (age 58) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present).
Jeanine M. Bajczyk, Esq. (age 51) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term; since September 2015.	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present).
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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Emily R. Enslow, Esq. (age 29) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Secretary	Indefinite term; since September 2015.
Assistant Vice President, U.S. Bancorp Fund Services, LLC (July 2013 - present); Proxy Voting Coordinator and Class Action Administrator, Artisan Partners Limited Partnership (September 2012 – July 2013); Legal Internship, Artisan Partners Limited Partnership (February 2012 – September 2012); J.D. Graduate, Marquette University Law School (2009-2012).

*	Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor. In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.
(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of July 31, 2016, the Trust was comprised of 49 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisers, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

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Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established three standing committees, an Audit Committee, a Nominating Committee, and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below.  Currently, more than seventy-five percent (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s “Distributor” and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee, the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Advisor and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

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In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Gail S. Duree.  Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009.  Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee.  Ms. Duree serves as the Trust’s Audit Committee Financial Expert.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Raymond B. Woolson.  Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chair for the Doubleline Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services.  Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products, as well as prior positions where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.

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Board Committees

The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces:  the Audit Committee, the QLCC and the Nominating Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Ms. Duree is the Chairperson of the Audit Committee.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.  During the Funds’ fiscal year ended April 30, 2016, the Audit Committee met once with respect to the Funds.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer’s attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  During the Funds’ fiscal year ended April 30, 2016, the QLCC did not meet with respect to the Funds.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Mr. Wofford is the Chairman of the Nominating Committee.  The Nominating Committee will consider nominees recommended by shareholders.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.  During the Funds’ fiscal year ended April 30, 2016, the Nominating Committee met three times with respect to the Funds.

Additionally, the Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

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Trustee Ownership of Fund Shares and Other Interests
No Trustee owned shares of the Funds as of the calendar year ended December 31, 2015.

As of December 31, 2015, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Advisor, the Distributor, or an affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the  two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

Compensation

Effective January 1, 2016, Independent Trustees each receive an annual retainer of $80,000 allocated among each of the various portfolios comprising the Trust, and an additional $5,000 per special telephonic meeting paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  Prior to January 1, 2016, the annual retainer was $70,000.  The lead Independent Trustee and chair of the Audit Committee each receive a separate annual fee of $10,000 and $5,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both lead Independent Trustee and Audit Committee chair.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the compensation received by the Independent Trustees from the Large Cap Growth Fund and Long/Short Fund for the fiscal year ended April 30, 2016.

	Aggregate Compensation from the Large Cap Growth Fund	Aggregate Compensation from the Long/Short Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustee
Gail S. Duree	$2,107	$2,081	$0	$0	$4,188
Donald E. O’Connor(2)	$1,111	$1,096	$0	$0	$2,206
George J. Rebhan	$2,207	$2,179	$0	$0	$4,386
George T. Wofford	$2,008	$1,982	$0	$0	$3,990
Raymond B. Woolson (3)	$897	$887	None	None	$1,784
Interested Trustee
Joe D. Redwine	$0	$0	None	None	$0
(1) There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds.  For the fiscal year ended April 30, 2016, aggregate Independent Trustees’ fees for the Trust were $418,000.
(2) Mr. O’Connor retired from the Trust effective January 15, 2016.
(3)  Effective January 1, 2016, Mr. Woolson was appointed to the position of Independent Trustee.

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CODES OF ETHICS

The Trust, the Advisor and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor maintains policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients.  The Advisor has an agreement with an independent proxy voting agent, Broadridge, and has adopted Glass Lewis & Co.’s proxy voting policies which provide pre-determined guidelines for voting proxies.  These voting guidelines remove discretion that the Advisor may have to interpret how to vote proxies in cases where the Advisor has a material conflict of interest.  By adhering to these pre-determined guidelines the Advisor may remove conflicts of interest that could affect the outcome of a vote.

Voting Guidelines

Election of Directors
In analyzing directors and boards, the guidelines generally support the election of incumbent directors except when a majority of the company’s directors are not independent or where directors fail to attend at least 75% of board and committee meetings.  In a contested election, the guidelines will apply the standard Glass Lewis recommendation.

Auditor
The guidelines will generally support auditor ratification except when the non-audit fees exceed the audit fees paid to the auditor.

Compensation
The guidelines evaluate equity compensation plans based upon their specific features and will vote against plans than would result in total overhang greater than 20% or that allow the repricing of options without shareholder approval.

The guidelines will follow the general Glass Lewis recommendation when voting on management advisory votes on compensation (“say-on-pay”) and on executive compensation arrangements in connection with merger transactions (i.e., golden parachutes).  Further, the guidelines will follow the Glass Lewis recommendation when voting on the preferred frequency of advisory compensation votes.

Authorized Shares
The guidelines will not approve the creation of a large pool of unallocated shares without some rational of the purpose of such shares.  The guidelines also vote against the creation of or increase in (i) blank check preferred shares and (ii) dual or multiple class capitalizations.

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Shareholder Rights
The guidelines will generally support proposals increasing or enhancing shareholder rights such as declassifying the board, allowing shareholders to call a special meeting, eliminating supermajority voting and adopting majority voting for the election of directors.  Similarly, the guidelines will generally vote against proposals to eliminate or reduce shareholder rights.

Mergers/Acquisitions
The guidelines undertake a thorough examination of the economic implications of a proposed merger or acquisition to determine the transaction’s likelihood of maximizing shareholder return.  The guidelines examine the process used to negotiate the transaction as well as the terms of the transaction in making a voting recommendation.

Shareholder Proposals
The guidelines review and vote on shareholder proposals on a case-by-case basis.  The guidelines support shareholder proposals if the requested action would increase shareholder value, mitigate risk or enhance shareholder rights but generally recommend voting against those that would not ultimately impact performance.

Governance
The guidelines will support reasonable initiatives that seek to enhance shareholder rights, such as the introduction of majority voting to elect directors, elimination in/reduction of supermajority provisions, the declassification of the board and requiring the submission of shareholder rights’ plans to a shareholder vote.  The guidelines generally support reasonable, well targeted proposals to allow increased shareholder participation at shareholder meetings through the ability to call special meetings and ability for shareholders to nominate director candidates to a company’s board of directors.  However, the guidelines will vote against proposals to require separating the roles of CEO and chairman.

Compensation
The guidelines will generally oppose any shareholder proposals seeking to limit compensation in amount or design.  However, the guidelines will vote for reasonable and properly-targeted shareholder initiatives such as to require shareholder approval to reprice options, to link pay with performance, to eliminate or require shareholder approval of golden coffins, to allow a shareholder vote on excessive golden parachutes (i.e., greater than 2.99 times annual compensation) and to clawback unearned bonuses.  The guidelines will vote against requiring companies to allow shareholders an advisory compensation vote.

Environment
The guidelines vote against proposals seeking to cease a certain practice or take certain action related to a company’s activities or operations with environmental.  Further, the guidelines generally vote against proposals regarding enhanced environment disclosure and reporting, including those seeking sustainability reporting and disclosure about company’s greenhouse gas emissions, as well as advocating compliance with international environmental conventions and adherence to environmental principles like those promulgated by CERES.

Social
The guidelines generally oppose proposals requesting companies adhere to labor or worker treatment codes of conduct, such as those espoused by the International Labor Organization, relating to labor standards, human rights conventions and corporate responsibility at large conventions and principles.  The guidelines will also vote against proposals seeking disclosure concerning the rights of workers, impact on local stakeholders, workers’ rights and human rights in general.  Furthermore, the guidelines oppose increased reporting and review of a company’s political and charitable spending as well as its lobbying practices.

The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Each Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-855-215-1200 and on the SEC’s website at www.sec.gov.

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CONTROL PERSONS, PRINCIPAL SHAREHOLDERS,
AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund.  For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and the jurisdiction under the laws of which the control person is organized.  As of July 31, 2016, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

Large Cap Growth Fund

Institutional Class
Name and Address	Parent Company	Jurisdiction	% of Ownership	Type of Ownership
US Bank NA, Custody FBO North Star Mutual Equity Logan P.O. Box 1787 Milwaukee, WI 53201-1787	U.S. Bancorp	Delaware	72.00%	Record
The Northern Trust Co. FBO Pioneer State P.O. Box 92956 Chicago, IL 60675-2956	N/A	N/A	16.56%	Record
Wilbranch & Co. 223 West Nash Street Wilson, NC 27893-3801	N/A	N/A	10.86%	Beneficial

Investor Class
Name and Address	Parent Company	Jurisdiction	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	72.94%	Record
Kramer Irrevocable Trust Mary I. Kramer, Trustee c/o Logan Capital Management, LLC Six Coulter Avenue, Ste. 2000 Ardmore, PA 19003	N/A	N/A	11.99%	Beneficial

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Long/Short Fund

Investor Class
Name and Address	Parent Company	Jurisdiction	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	53.11%	Record
Guy A. Judkowski c/o Logan Capital Management, LLC Six Coulter Avenue, Ste. 2000 Ardmore, PA 19003	N/A	N/A	12.56%	Beneficial
Kramer Irrevocable Trust Mary I. Kramer, Trustee c/o Logan Capital Management, LLC Six Coulter Avenue, Ste. 2000 Ardmore, PA 19003	N/A	N/A	6.29%	Beneficial
Peter Rawlings c/o Logan Capital Management, LLC Six Coulter Avenue, Ste. 2000 Ardmore, PA 19003	N/A	N/A	5.83%	Beneficial

Institutional Class
Name and Address	Parent Company	Jurisdiction	% of Ownership	Type of Ownership
US Bank NA, Custody Dana H. Stewardson IRA c/o Logan Capital Management, LLC Six Coulter Avenue, Ste. 2000 Ardmore, PA 19003	U.S. Bancorp	Delaware	100.00%	Record

Management Ownership Information.  As of July 31, 2016, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of any class of any of the Funds.

THE FUNDS’ INVESTMENT ADVISOR

Logan Capital Management, Inc., located at Six Coulter Avenue, Suite 2000, Ardmore, Pennsylvania 19003, acts as investment advisor to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  Each of Messrs. Al Besse, Stephen S. Lee and Dana H. Stewardson, is a control person of the Advisor through his ownership of 30% of the Advisor.

Waterloo International Advisors, LLC (“Waterloo” or the “Sub-Advisor”) serves as sub-advisor to the Long/Short Fund pursuant to a separate sub-advisory agreement (the “Sub-Advisory Agreement) with the Advisor.  Each of Messrs. Guy Judkowski and David Schroll is a control person of Waterloo through his 50% ownership in the Sub-Advisor.

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In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Funds an investment advisory fee computed daily and payable monthly, based on a percentage of each Fund’s average daily net assets as shown in the table below:

Fund	Advisory Fee
Large Cap Growth Fund	0.65%
Long/Short Fund	1.40%
International Fund	0.70%
Small Cap Growth Fund	0.80%
Large Cap Core Fund	0.70%

The Advisor oversees the investment advisory services provided to the Funds.  Pursuant to the Sub-Advisory Agreement (with respect to the Long/Short Fund), and under the supervision of the Advisor and the Board, the Sub-Advisor is responsible for the day-to-day investment management of the portion of the Long/Short Fund allocated to short positions.  The Sub-Advisor is compensated by the Advisor from the management fees paid to the Advisor.  The Sub-Advisor receives an annual fee from the Advisor of 0.70% of the average daily net assets of the Long/Short Fund.

The Advisory Agreement and Sub-Advisory Agreement continue in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Funds), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement and Sub-Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement and Sub-Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement and Sub-Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Advisor, each Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Trust’s Board that are properly payable by the Funds; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the SAI of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of each Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Though each Fund is responsible for its own operating expenses, the Advisor has contractually agreed to waive a portion or all of the management fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses table of the Prospectus.  Any such waivers made by the Advisor in its management fees or payment of expenses which are a Fund’s obligation are subject to recoupment by the Advisor from the Funds, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to a Fund’s payment of current ordinary operating expenses.

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For the fiscal periods shown below, the Funds paid the following fees to the Advisor:

	Large Cap Growth Fund			Long/Short Fund
	Fiscal Year Ended April 30, 2016	Fiscal Year Ended April 30, 2015	Fiscal Year Ended April 30, 2014	Fiscal Year Ended April 30, 2016	Fiscal Year Ended April 30, 2015	Fiscal Year Ended April 30, 2014
Accrued Management Fees	$146,185	$122,801	$87,485	$169,250	$113,671	$64,410
Management Fees Waived by Advisor	$55,809	$74,409	$87,485	$146,062	$97,143	$64,410
Management Fees Recouped by Advisor	$0	$0	$0	$0	$0	$0
Net Management Fees Paid to Advisor	$90,376	$48,392	$0	$23,188	$16,528	$0

The Advisor pays the Sub-Advisor to the Long/Short Fund a fee out of its management fee that is calculated at the annual rate of 0.70% of the Long/Short Fund’s average daily net assets.  For the fiscal periods indicated below, the following fees were paid to the Sub-Advisor:

	Fiscal Year Ended April 30, 2016	Fiscal Year Ended April 30, 2015	Fiscal Year Ended April 30, 2014
Accrued Sub-Advisor Fees	$84,625	$56,835	$32,205
Sub-Advisor Fees Waived by Sub-Advisor	$0	$0	$0
Net Sub-Advisor Fees Paid to Sub-Advisor by Advisor	$84,625	$56,835	$32,205

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of each Fund’s shares is continuous.  The Distributor, USBFS, and Custodian are all affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

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The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Rule 12b-1 Distribution and Service Plan

Each Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Investor Class shares of each Fund pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of 0.25% of the average daily net assets.  The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services.  Amounts paid under the Plan, by the Funds, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Funds’ Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of each Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor for services provided to shareholders of the Funds.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Funds and providing other services to the Funds as may be required.

Under the Plan, the Trustees are furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance the distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

For the fiscal year ended April 30, 2016, the Large Cap Growth Fund incurred $13,828 in Rule 12b-1 distribution-related expenditures primarily intended to result in the sale of Investor Class shares.  The allocation of those fees is shown in the table below:

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Large Cap Growth Fund – Investor Class Shares
Actual Rule 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended April 30, 2016
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to distributor	$13,828
Payment to dealers	$0
Compensation to sales personnel	$0
Interest, carrying, or other financing charges	$0
Other	$0
Total	$13,828

For the fiscal year ended April 30, 2016, the Long/Short Fund incurred $30,029 in Rule 12b-1 distribution-related expenditures primarily intended to result in the sale of Investor Class shares.  The allocation of those fees is shown in the table below:

Long/Short Fund – Investor Class Shares
Actual Rule 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended April 30, 2016
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to distributor	$30,029
Payment to dealers	$0
Compensation to sales personnel	$0
Interest, carrying, or other financing charges	$0
Other	$0
Total	$30,029

Shareholder Servicing Plan

Pursuant to a Shareholder Servicing Plan (the “Servicing Plan”) adopted by the Trust established by each Fund with respect to each class of the Funds, the Advisor is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder Servicing Activities”).  Under the Servicing Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Funds.

Shareholder Servicing Activities shall include one or more of the following:  (1) establishing and maintaining accounts and records relating for shareholders of the Funds; (2) aggregating and processing orders involving the shares of the Funds; (3) processing dividend and other distribution payments from the Funds on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Funds; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Funds to shareholders; (7) assisting shareholders in changing the Funds’ records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Funds necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Advisor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

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As compensation for the Shareholder Servicing Activities, each of the Institutional Class and Investor Class shares pays the Advisor a fee of up to 0.10% of the Class’s average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.  The Advisor has voluntarily agreed to limit the accrual of the shareholder servicing fee for the Investor and Institutional Class shares of the Large Cap Growth Fund and the Long/Short Fund to 0.00% through August 27, 2017.  For the fiscal periods ended April 30, 2016, the Funds incurred shareholder servicing fees as follows:

	For the Fiscal Year Ended April 30, 2016	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014
Large Cap Growth Fund
Investor Class	$0	$0	$3,313
Institutional Class	$0	$0	$10,146
Long/Short Fund
Investor Class	$12,011	$8,119	$4,601
Institutional Class*	$79	N/A	N/A
*The Institutional Class commenced operations on August 28, 2015.  Shareholder servicing fees shown are for the period August 28, 2015 through April 30, 2016.

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds.  Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

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SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS”) 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Funds.  USBFS provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

USBFS also acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements.  Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost of the CCO’s services is allocated to the Funds and approved by the Board annually.

The Funds paid the following fees to USBFS for administration and fund accounting services for the fiscal years ended April 30, 2016:

	Administration and Fund Accounting Fees Paid to USBFS
	For the Fiscal Year Ended April 30, 2016	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014
Large Cap Growth Fund	$85,240	$84,882	$82,846
Long/Short Fund	$84,795	$69,730	$69,381

Custodian
Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of each Fund’s assets, holds each Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Funds.  The Administrator, Transfer Agent, Custodian and the Funds’ Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds, whose services include auditing the Funds’ financial statements and the performance of related tax services.

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Schiff Hardin LLP, 666 Fifth Avenue, Suite 1700, New York, New York 10103, serves as legal counsel to the Trust.  Schiff Hardin also serves as independent legal counsel to the Board of Trustees.

PORTFOLIO MANAGERS

The Large Cap Growth Fund and Small Cap Growth Fund are managed by Messrs. Al Besse, Stephen S. Lee and Dana H. Stewardson.  The long strategy of the Long/Short Fund is managed by Messrs. Al Besse, Stephen S. Lee, Dana H. Stewardson, Marvin I. Kline, and Richard E. Buchwald.  The short strategy of the Fund is managed by Messrs. Guy Judkowski and David Schroll who are employees of Waterloo (the Sub-Advisor of the Long/Short Fund).  The International Fund is managed by Messrs. Marvin I. Kline and Richard E. Buchwald.  The growth portion of the Large Cap Core Fund is managed by Messrs. Al Besse, Stephen S. Lee and Dana H. Stewardson and the value portion of the Fund is managed by Messrs. Marvin I. Kline and Richard E. Buchwald.  The following table shows the number of other accounts, not including the Funds, managed by each portfolio manager and the total assets in the accounts managed within various categories as of April 30, 2016.

Al Besse
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	509	$1,024,736,393	0	$0

Stephen S. Lee
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	509	$1,024,736,393	0	$0

Dana H. Stewardson
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	509	$1,024,736,393	0	$0

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Marvin I. Kline
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	188	$89,986,672	0	$0

Richard E. Buchwald
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	188	$89,986,672	0	$0

Guy Judkowski
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

David Schroll
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Advisor Material Conflicts of Interest.  The Advisor does not anticipate that there will be any material conflicts of interest between the management of the Funds and its other accounts.  The Advisor’s allocation policy prohibits any allocation of trades in a manner whereby any particular clients or group of clients receives more favorable treatment than other client accounts.

Advisor Compensation.  Each portfolio manager receives a fixed base salary.  Messrs. Besse, Lee and Stewardson, as Principals of the Advisor, each also receive a prorated portion of net profits from the firm.

Sub-Advisor Material Conflicts of Interest. The Sub-Advisor does not anticipate that there will be any material conflicts of interest between the management of the Long/Short Fund and its other accounts.  The Advisor’s allocation policy prohibits any allocation of trades in a manner whereby any particular clients or group of clients receives more favorable treatment than other client accounts.

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Sub-Advisor Compensation.  Guy Judkowski and David Schroll, each through his 50% ownership of Waterloo International Advisors, LLC, will share equally any compensation received by the Sub-Advisor from the Advisor.

Securities Owned in the Funds by the Portfolio Managers.  As of April 30, 2016, the portfolio managers beneficially owned the following securities in the Funds.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Large Cap Growth Fund	Dollar Range of Equity Securities Owned in the Long/Short Fund
(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Al Besse	None	$100,001 - $500,000
Stephen S. Lee	$100,001 - $500,000	$10,001 - $50,000
Dana H. Stewardson	None	$100,001 - $500,000
Marvin Kline	None	$10,001 - $50,000
Richard E. Buckwald	None	$10,001 - $50,000
Guy Judkowski	None	over $1,000,000
David Schroll	None	$100,001 - $500,000

EXECUTION OF PORTFOLIO TRANSACTIONS

Throughout this section entitled “Execution of Portfolio Transactions,” “Advisor” refers to both the Advisor and the Sub-Advisor with respect to the Long/Short Fund.

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute each Fund’s portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved and the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of each Fund subject to rules adopted by FINRA and the SEC.

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While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for each Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for each Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual funds.  In such event, the position of the Funds and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Funds at the same time, each Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

For the fiscal periods shown below, the Large Cap Growth Fund paid brokerage commissions as follows:

Fiscal Year Ended April 30,	Fiscal Year Ended April 30,	Fiscal Year Ended April 30,
2016	2015	2014
$2,078	$2,818	$2,659

For the fiscal periods shown below, the Long/Short Fund paid brokerage commissions as follows:

Fiscal Year Ended April 30,	Fiscal Year Ended April 30,	Fiscal Year Ended April 30,
2016	2015	2014
$17,413	$12,381	$11,621

The following tables indicate the portion of each Fund’s aggregate brokerage for the fiscal year ended April 30, 2016 (from the tables above) that was directed to brokers who, in addition to providing trade execution, also supplied the Funds with research services.

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Large Cap Growth Fund

Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$ 8,530,848	$ 1,070

Long/Short Fund

Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$ 98,087,042	$ 5,466

The Funds did not acquire securities of their regular brokers or dealers during the fiscal year ended April 30, 2016.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
You may purchase shares of a Fund from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  Each Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of a Fund.  Financial Intermediaries may be authorized by the Funds’ principal underwriter to designate other brokers and financial intermediaries to accept orders on the Funds’ behalf.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the New York Stock Exchange (“NYSE”) is open for business, shares will be purchased at the appropriate per share price next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.  Each Fund will be deemed to have received a purchase order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order.

The public offering price of Fund shares is the NAV per share.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in good order.  In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares, and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of a Fund.  The Advisor reserves the right to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable; their acquisition consistent with a Fund’s objective and otherwise acceptable to the Advisor and the Board.

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How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to a Fund or through your Financial Intermediary.  The Fund will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order.

Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders.  Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, a Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, a Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Funds and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

Conversion Feature
If consistent with your financial intermediary’s program, Investor Class shares of a Logan Capital Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, or (ii) investment programs in which the clients pay an all-inclusive fee, such as a wrap fee, or other fee-based program, may be converted into Institutional Class shares of the same Logan Capital Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Institutional Class shares of the Fund.  Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Fund.  Please contact your financial intermediary about any fees that it may charge.  A conversion from Investor Class shares of a Fund to Institutional Class shares of the same Fund is not expected to result in realization of a capital gain or loss for federal income tax purposes.

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DETERMINATION OF SHARE PRICE

The NAV of each Fund is determined as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV is calculated by adding the value of all securities and other assets attributable to a Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses).

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

The Funds’ securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, a Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated.  The Advisor/or anticipates that a Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.

An option that is written or purchased by a Fund shall be valued using composite pricing via the National Best Bid and Offer quotes.  Composite pricing looks at the last trade on the exchange where the option is traded.  If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  For options where market quotations are not readily available, fair value shall be determined by the Trust’s Valuation Committee.

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All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Redemptions In-Kind
The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets).  Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold.  If a shareholder receives a redemption distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  A redemption distribution, whether in cash or in-kind, is a taxable event.

No Fund intends to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or a Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  Each Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

DISTRIBUTIONS AND TAX INFORMATION

Distributions
Distributions from net investment income and distributions from net profits from the sale of securities are generally made annually.  Also, each Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, has elected and intends to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets, and the timing and amount of distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes in any year.  However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes in every year.  To avoid the nondeductible 4% federal excise tax, each Fund also must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal income tax was paid by the Fund or by its shareholders.

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In order to qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  Each Fund also must satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of a Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  Each Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends-paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Funds.  Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset income of the Fund in future years.  At April 30, 2016, the Long/Short Fund had no tax basis capital losses to offset future capital gains.  At April 30, 2016, the Large Cap Growth Fund had short-term tax basis capital losses with no expiration date of $196,245 and long-term tax basis capital losses with no expiration date of $352,239 to offset future capital gains.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund, depending on the compositions of its underlying investments, may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend.  The aggregate amount so reported to individual and corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Funds for its taxable year.  In view of each Fund’s investment policies, it is not clear to what extent dividends from domestic corporations will be part of each Fund’s gross income and therefore, whether distributions by each Fund may be eligible for qualified dividend income treatment for individual shareholder, or for the dividends-received deduction for corporate shareholders.  The dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt financed or are held for less than 46 days.  Dividends from a Fund and gains from the sale of a Fund’s shares are subject to the federal 3.8% Medicare surtax on net investment income applicable to taxpayers in the higher income brackets.

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Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends received deduction referred to in the previous paragraph.  There is no requirement that the Funds take into consideration any tax implications when implementing its investment strategy.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions generally are taxable when received or deemed to be received.  However, distributions declared in October, November, or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.  Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined.

Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption or sale of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption or sale may be disallowed under certain wash sale rules to the extent shares of a Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, each Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Funds with their Social Security or taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Funds that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Foreign shareholders, including shareholders who are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by any applicable treaty.

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The Foreign Account Tax Compliance Act (“FATCA”).  A 30% withholding tax on each Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of a Fund generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required:  (i) generally with respect to distributions from each Fund unless an exemption applies, and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2019.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Funds will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting each Fund and its shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.  No rulings with respect to tax matters of the Funds will be sought form the Internal Revenue Service.  Schiff Hardin has expressed no opinion in respect of the foreign or tax information in the Prospectus.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

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With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Funds, and has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, each Fund offers two share classes – Institutional Class shares and Investor Class shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

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44

FINANCIAL STATEMENTS

The annual reports for the Funds for the fiscal year ended April 30, 2016, are separate documents supplied with this SAI and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference in this SAI.  Since the International Fund, Small Cap Growth Fund and Large Cap Core Fund have not commenced operations as of the date of this SAI, no financial statements are available for these funds.

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45

APPENDIX A

Commercial Paper Ratings

Moody’s Investors Service, Inc.
Moody’s short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Standard & Poor’s Ratings Services
A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

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46

PART C
(Logan Capital Funds)

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreements.

(i)
Investment Advisory Agreement dated June 12, 2012, between the Trust and Logan Capital Management, Inc. was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(A)
Amendment dated September 20, 2012, to Schedule A of the Investment Advisory Agreement between the Trust and Logan Capital Management, Inc. was previously filed with Post-Effective Amendment No. 452 to the Registration Statement on Form N-1A on September 24, 2012 and is incorporated herein by reference.

(ii)
Investment Sub-Advisory Agreement (Logan Capital Long/Short Fund) dated September 20, 2012, between Waterloo International Advisors, LLC and Logan Capital Management, Inc. was previously filed with Post-Effective Amendment No. 452 to the Registration Statement on Form N-1A on September 24, 2012 and is incorporated herein by reference.

(e)
Distribution Agreement dated June 12, 2012, was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(i)
First Amendment dated September 20, 2012, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 452 to the Registration Statement on Form N-1A on September 24, 2012, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 12, 2012, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(B)
Amendment dated September 20, 2012, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 452 to the Registration Statement on Form N-1A on September 24, 2012, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated June 12, 2012, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(C)
Amendment dated September 20, 2012, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 452 to the Registration Statement on Form N-1A on September 24, 2012, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 12, 2012, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(B)
Amendment dated September 20, 2012, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 452 to the Registration Statement on Form N-1A on September 24, 2012 and is incorporated herein by reference.

(iv)
Amended and Restated Operating Expenses Limitation Agreement dated August 10, 2015, was previously filed with Post-Effective Amendment No.668 to the Registration Statement on Form N-1A on August 26, 2015 and is incorporated herein by reference.

	(A)	Amendment dated August 22, 2016 to the Amended and Restated Operating Expenses Limitation Agreement- filed herewith

(v)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(vi)
Power of Attorney of (Duree) dated January 29, 2014, was previously filed with the Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N‑1A on March 24, 2014, and is incorporated herein by reference.

(vii)
Power of Attorney of (Woolson) dated January 15, 2016, was previously filed with the Post-Effective Amendment No. 689 to the Trust’s Registration Statement on Form N-1A on February 12, 2016, and is incorporated herein by reference.

(viii)
Shareholder Servicing Plan dated June 12, 2012, was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(A)
Amendment dated September 20, 2012, to Schedule A of the Shareholder Servicing Plan was previously filed with Post-Effective Amendment No. 452 to the Registration Statement on Form N-1A on September 24, 2012, and is incorporated herein by reference.

(i)	Legal Opinions

(i)
Legal Opinion with respect to the Logan Capital Large Cap Growth Fund, Logan Capital International Fund, Logan Capital Small Cap Growth Fund and Logan Capital Large Cap Core Fund was previously filed with Post-Effective Amendment No. 431 to the Trust’s Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(ii)
Legal Opinion with respect to the Logan Capital Long/Short Fund was previously filed with Post-Effective Amendment No. 452 to the Registration Statement on Form N-1A on September 24, 2012, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(i)
Amendment dated September 20, 2012, to Schedule B of the Rule 12b-1 Plan was previously filed with Post-Effective Amendment No. 452 to the Registration Statement on Form N-1A on September 24, 2012, and is incorporated herein by reference.

(n)
Amended and Restated Multiple Class (Rule 18f-3) Plan dated August 28, 2015, was previously filed with Post-Effective Amendment No. 668 to the Trust’s Registration Statement on Form N-1A on August 26, 2015, and is incorporated herein by reference.

(p)	Codes of Ethics.

(i)
Code of Ethics for the Registrant and Sub-Adviser dated March 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii)
Code of Ethics for the Adviser dated June 11, 2015 was previously filed with Post-Effective Amendment No. 668 to the Trust’s Registration Statement on Form N-1A on August 26, 2015, and is incorporated herein by reference.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the Adviser (Logan Capital Management, Inc.), the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-45536), dated March 30, 2016.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Sub-Adviser (Waterloo International Advisors, LLC), the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-77090), dated March 30, 2016.  The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Series Portfolio Trust
FundX Investment Trust	Stone Ridge Trust
Glenmede Fund, Inc.	Stone Ridge Trust II
Glenmede Portfolios	Stone Ridge Trust III
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Horizon Funds	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Logan Capital Management, Inc. Six Coulter Avenue, Suite 2000 Ardmore, PA 19003
Registrant’s Sub-Adviser (Waterloo)	Waterloo International Advisors, LLC 402 Times Building Avenue Ardmore, PA 19003
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 735 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 735 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 24th day of August, 2016.

Advisors Series Trust

By: /s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 735 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	August 24, 2016
Gail S. Duree

George Rebhan*	Trustee	August 24, 2016
George Rebhan

George T. Wofford*	Trustee	August 24, 2016
George T. Wofford

Raymond B. Woolson*	Trustee	August 24, 2016
Raymond B. Woolson

Joe D. Redwine*	Chairman, Trustee and Chief	August 24, 2016
Joe D. Redwine	Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	August 24, 2016
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	August 24, 2016
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		August 24, 2016
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit No.
Amendment to Amended and Restated Operating Expenses Limitation Agreement	EX.99.h(iv)(A)
Consent of Independent Registered Public Accounting Firm	EX.99.j